UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.4%)
Walt Disney Co.	385,798	16,624
McDonald's Corp.	212,147	16,142
Comcast Corp. Class A	530,168	13,106
* Amazon.com Inc.	72,445	13,050
Home Depot Inc.	332,914	12,338
* Ford Motor Co.	769,296	11,470
News Corp. Class A	463,954	8,147
Time Warner Inc.	222,211	7,933
* DIRECTV Class A	161,354	7,551
Lowe's Cos. Inc.	280,631	7,417
Target Corp.	143,836	7,193
NIKE Inc. Class B	77,774	5,887
Johnson Controls Inc.	137,522	5,717
Viacom Inc. Class B	121,503	5,652
Starbucks Corp.	151,526	5,599
* priceline.com Inc.	9,993	5,061
Time Warner Cable Inc.	69,807	4,980
Yum! Brands Inc.	94,984	4,880
TJX Cos. Inc.	80,521	4,004
CBS Corp. Class B	136,628	3,421
Carnival Corp.	87,640	3,362
Kohl's Corp.	59,513	3,157
Coach Inc.	60,063	3,126
Staples Inc.	146,460	2,844
Omnicom Group Inc.	57,675	2,830
Stanley Black & Decker Inc.	34,011	2,605
* Bed Bath & Beyond Inc.	51,764	2,499
McGraw-Hill Cos. Inc.	62,469	2,461
* Discovery Communications Inc. Class A	57,100	2,278
Starwood Hotels & Resorts Worldwide Inc.	39,111	2,273
* Netflix Inc.	8,919	2,117
Marriott International Inc. Class A	59,024	2,100
Macy's Inc.	85,986	2,086
Harley-Davidson Inc.	47,727	2,028
Gap Inc.	88,810	2,012
Wynn Resorts Ltd.	15,393	1,959
Fortune Brands Inc.	31,120	1,926
Best Buy Co. Inc.	66,678	1,915
Limited Brands Inc.	53,868	1,771
Mattel Inc.	70,746	1,764
VF Corp.	17,642	1,738
Ross Stores Inc.	24,243	1,724
JC Penney Co. Inc.	47,975	1,723
Genuine Parts Co.	32,098	1,722
* O'Reilly Automotive Inc.	28,668	1,647
Cablevision Systems Corp. Class A	47,468	1,643
Polo Ralph Lauren Corp. Class A	13,235	1,637
Tiffany & Co.	25,703	1,579
Nordstrom Inc.	34,036	1,528

* AutoZone Inc.	5,442	1,489
* CarMax Inc.	45,791	1,470
Darden Restaurants Inc.	28,211	1,386
Family Dollar Stores Inc.	25,756	1,322
Whirlpool Corp.	15,373	1,312
Hasbro Inc.	27,805	1,302
Interpublic Group of Cos. Inc.	100,009	1,257
Newell Rubbermaid Inc.	59,389	1,136
Wyndham Worldwide Corp.	35,096	1,116
* Apollo Group Inc. Class A	25,105	1,047
Abercrombie & Fitch Co.	17,828	1,047
H&R Block Inc.	61,883	1,036
International Game Technology	61,078	991
Scripps Networks Interactive Inc. Class A	18,381	921
Expedia Inc.	40,526	918
Comcast Corp. Class A Special Shares	33,914	787
* Urban Outfitters Inc.	26,140	780
* Goodyear Tire & Rubber Co.	49,443	741
Gannett Co. Inc.	48,625	741
Leggett & Platt Inc.	30,081	737
* Sears Holdings Corp.	8,888	735
* GameStop Corp. Class A	30,821	694
DeVry Inc.	12,489	688
Harman International Industries Inc.	14,181	664
* Big Lots Inc.	15,256	663
DR Horton Inc.	56,755	661
Lennar Corp. Class A	32,569	590
* Pulte Group Inc.	68,107	504
Washington Post Co. Class B	1,070	468
* AutoNation Inc.	12,949	458
RadioShack Corp.	21,456	322
		256,209
Consumer Staples (10.2%)
Procter & Gamble Co.	569,070	35,055
Coca-Cola Co.	466,181	30,931
Philip Morris International Inc.	365,107	23,962
PepsiCo Inc.	322,342	20,762
Wal-Mart Stores Inc.	398,062	20,719
Kraft Foods Inc.	355,634	11,153
Altria Group Inc.	425,423	11,074
CVS Caremark Corp.	278,241	9,549
Colgate-Palmolive Co.	100,241	8,095
Walgreen Co.	187,328	7,519
Costco Wholesale Corp.	88,675	6,502
Kimberly-Clark Corp.	82,049	5,355
General Mills Inc.	129,214	4,723
Archer-Daniels-Midland Co.	129,724	4,671
Sysco Corp.	118,570	3,284
HJ Heinz Co.	65,476	3,197
Kroger Co.	129,477	3,104
Lorillard Inc.	29,656	2,818
Kellogg Co.	51,093	2,758
Reynolds American Inc.	68,700	2,441
Mead Johnson Nutrition Co.	41,612	2,411
Avon Products Inc.	87,643	2,370
Estee Lauder Cos. Inc. Class A	23,257	2,241
Sara Lee Corp.	126,428	2,234

ConAgra Foods Inc.	88,847	2,110
Whole Foods Market Inc.	29,914	1,971
Clorox Co.	27,928	1,957
Coca-Cola Enterprises Inc.	66,960	1,828
Safeway Inc.	75,110	1,768
JM Smucker Co.	24,128	1,723
Hershey Co.	31,335	1,703
Dr Pepper Snapple Group Inc.	45,618	1,695
Molson Coors Brewing Co. Class B	32,210	1,510
Brown-Forman Corp. Class B	20,850	1,424
McCormick & Co. Inc.	27,043	1,293
Campbell Soup Co.	37,230	1,233
Tyson Foods Inc. Class A	60,831	1,167
Hormel Foods Corp.	28,200	785
* Constellation Brands Inc. Class A	35,815	726
SUPERVALU Inc.	42,646	381
* Dean Foods Co.	37,100	371
		250,573
Energy (13.3%)
Exxon Mobil Corp.	1,007,633	84,772
Chevron Corp.	407,927	43,824
Schlumberger Ltd.	276,560	25,792
ConocoPhillips	290,476	23,197
Occidental Petroleum Corp.	165,113	17,253
Apache Corp.	77,747	10,179
Halliburton Co.	185,511	9,246
Anadarko Petroleum Corp.	100,888	8,265
Devon Energy Corp.	86,671	7,954
Marathon Oil Corp.	144,248	7,690
National Oilwell Varco Inc.	85,516	6,779
Baker Hughes Inc.	88,140	6,472
EOG Resources Inc.	54,429	6,450
Hess Corp.	61,011	5,199
Chesapeake Energy Corp.	133,535	4,476
Peabody Energy Corp.	55,020	3,959
Williams Cos. Inc.	119,355	3,722
Spectra Energy Corp.	131,671	3,579
Noble Energy Inc.	35,805	3,461
Valero Energy Corp.	115,860	3,455
* Southwestern Energy Co.	70,853	3,045
Murphy Oil Corp.	39,266	2,883
* Cameron International Corp.	49,675	2,836
El Paso Corp.	143,020	2,574
Consol Energy Inc.	45,989	2,466
Pioneer Natural Resources Co.	23,570	2,402
Noble Corp.	51,451	2,347
* FMC Technologies Inc.	24,478	2,313
* Newfield Exploration Co.	27,211	2,068
* Denbury Resources Inc.	81,392	1,986
Range Resources Corp.	32,486	1,899
* Nabors Industries Ltd.	58,106	1,765
EQT Corp.	30,304	1,512
Helmerich & Payne Inc.	21,687	1,490
QEP Resources Inc.	35,768	1,450
Massey Energy Co.	20,984	1,434
* Rowan Cos. Inc.	25,586	1,130
Sunoco Inc.	24,588	1,121

Cabot Oil & Gas Corp.	21,069	1,116
Diamond Offshore Drilling Inc.	14,211	1,104
* Tesoro Corp.	29,184	783
		325,448
Financials (15.8%)
JPMorgan Chase & Co.	809,507	37,318
Wells Fargo & Co.	1,070,480	33,934
Bank of America Corp.	2,056,745	27,416
* Berkshire Hathaway Inc. Class B	317,199	26,527
* Citigroup Inc.	5,904,523	26,098
Goldman Sachs Group Inc.	105,804	16,767
US Bancorp	390,804	10,329
American Express Co.	212,698	9,614
MetLife Inc.	214,545	9,597
Morgan Stanley	314,338	8,588
Bank of New York Mellon Corp.	252,223	7,534
PNC Financial Services Group Inc.	106,680	6,720
Simon Property Group Inc.	60,382	6,470
Prudential Financial Inc.	98,696	6,078
Travelers Cos. Inc.	87,489	5,204
Aflac Inc.	95,539	5,043
Capital One Financial Corp.	92,986	4,832
State Street Corp.	102,050	4,586
ACE Ltd.	68,200	4,412
CME Group Inc.	13,622	4,108
BB&T Corp.	140,983	3,870
Franklin Resources Inc.	29,526	3,693
Chubb Corp.	59,976	3,677
Charles Schwab Corp.	203,344	3,666
AON Corp.	67,739	3,587
T Rowe Price Group Inc.	52,670	3,498
Allstate Corp.	107,676	3,422
Equity Residential	59,795	3,373
Marsh & McLennan Cos. Inc.	110,400	3,291
Public Storage	28,389	3,149
SunTrust Banks Inc.	108,899	3,141
HCP Inc.	81,640	3,097
Ameriprise Financial Inc.	50,042	3,057
Vornado Realty Trust	33,257	2,910
* Berkshire Hathaway Inc. Class A	23	2,882
Progressive Corp.	134,293	2,838
Boston Properties Inc.	28,983	2,749
Loews Corp.	63,757	2,747
Weyerhaeuser Co.	109,273	2,688
Discover Financial Services	110,878	2,674
Fifth Third Bancorp	186,519	2,589
Northern Trust Corp.	49,148	2,494
Host Hotels & Resorts Inc.	138,242	2,434
Hartford Financial Services Group Inc.	90,229	2,430
Invesco Ltd.	93,716	2,395
M&T Bank Corp.	24,409	2,159
AvalonBay Communities Inc.	17,443	2,095
Principal Financial Group Inc.	65,118	2,091
Lincoln National Corp.	64,425	1,935
Health Care REIT Inc.	35,766	1,876
NYSE Euronext	53,137	1,869
Regions Financial Corp.	256,713	1,864

ProLogis	116,326	1,859
* IntercontinentalExchange Inc.	14,814	1,830
Ventas Inc.	33,058	1,795
KeyCorp	192,960	1,713
Unum Group	63,225	1,660
* SLM Corp.	107,404	1,643
* CB Richard Ellis Group Inc. Class A	59,421	1,587
XL Group plc Class A	63,526	1,563
Kimco Realty Corp.	82,423	1,512
Leucadia National Corp.	40,194	1,509
Plum Creek Timber Co. Inc.	32,915	1,435
Moody's Corp.	40,740	1,381
* Genworth Financial Inc. Class A	100,134	1,348
Comerica Inc.	36,093	1,325
Huntington Bancshares Inc.	176,523	1,172
Legg Mason Inc.	30,836	1,113
Cincinnati Financial Corp.	32,995	1,082
Torchmark Corp.	15,866	1,055
Hudson City Bancorp Inc.	107,019	1,036
American International Group Inc.	29,272	1,029
People's United Financial Inc.	73,732	928
Zions Bancorporation	37,440	863
Marshall & Ilsley Corp.	108,008	863
* NASDAQ OMX Group Inc.	30,395	785
Assurant Inc.	20,309	782
* E*Trade Financial Corp.	45,159	706
Apartment Investment & Management Co.	23,892	608
First Horizon National Corp.	53,224	597
Federated Investors Inc. Class B	18,495	495
Janus Capital Group Inc.	37,389	466
BlackRock Inc.	1,162	234
		387,389
Health Care (11.1%)
Pfizer Inc.	1,624,698	32,998
Johnson & Johnson	555,759	32,929
Merck & Co. Inc.	626,475	20,680
Abbott Laboratories	314,443	15,423
* Amgen Inc.	189,588	10,133
UnitedHealth Group Inc.	222,417	10,053
Bristol-Myers Squibb Co.	346,166	9,149
Medtronic Inc.	217,434	8,556
Eli Lilly & Co.	206,875	7,276
* Gilead Sciences Inc.	161,514	6,855
Baxter International Inc.	117,621	6,325
* Express Scripts Inc.	107,265	5,965
* Celgene Corp.	94,385	5,430
WellPoint Inc.	76,415	5,333
* Covidien plc	100,500	5,220
* Medco Health Solutions Inc.	82,075	4,609
* Thermo Fisher Scientific Inc.	79,517	4,417
Allergan Inc.	62,148	4,414
Stryker Corp.	68,313	4,153
McKesson Corp.	51,735	4,090
* Genzyme Corp.	53,132	4,046
* Biogen Idec Inc.	49,060	3,601
Becton Dickinson and Co.	44,938	3,578
St. Jude Medical Inc.	66,108	3,389

* Agilent Technologies Inc.	70,247	3,146
Cardinal Health Inc.	71,159	2,927
Aetna Inc.	78,078	2,922
* Intuitive Surgical Inc.	7,897	2,633
CIGNA Corp.	55,120	2,441
* Humana Inc.	34,262	2,396
* Zimmer Holdings Inc.	38,918	2,356
* Boston Scientific Corp.	309,516	2,225
AmerisourceBergen Corp. Class A	55,724	2,204
* Edwards Lifesciences Corp.	23,443	2,040
* Mylan Inc.	88,719	2,011
* Life Technologies Corp.	36,482	1,912
* Laboratory Corp. of America Holdings	20,368	1,877
* Forest Laboratories Inc.	58,027	1,874
* Hospira Inc.	33,854	1,869
Quest Diagnostics Inc.	31,642	1,826
CR Bard Inc.	17,229	1,711
* DaVita Inc.	19,613	1,677
* Varian Medical Systems Inc.	24,349	1,647
* Waters Corp.	18,658	1,621
* Cerner Corp.	14,519	1,615
* Watson Pharmaceuticals Inc.	25,477	1,427
* CareFusion Corp.	45,389	1,280
* Cephalon Inc.	15,432	1,169
DENTSPLY International Inc.	28,853	1,067
* Coventry Health Care Inc.	30,280	966
* Tenet Healthcare Corp.	98,417	733
Patterson Cos. Inc.	19,540	629
PerkinElmer Inc.	23,137	608
		271,431
Industrials (11.2%)
General Electric Co.	2,157,874	43,265
United Technologies Corp.	187,000	15,830
United Parcel Service Inc. Class B	200,684	14,915
Caterpillar Inc.	129,839	14,458
3M Co.	144,743	13,533
Boeing Co.	149,746	11,071
Union Pacific Corp.	99,740	9,807
Honeywell International Inc.	159,261	9,509
Emerson Electric Co.	153,304	8,958
Deere & Co.	85,456	8,280
FedEx Corp.	63,997	5,987
CSX Corp.	75,369	5,924
General Dynamics Corp.	75,844	5,807
Danaher Corp.	109,788	5,698
Illinois Tool Works Inc.	101,161	5,434
Norfolk Southern Corp.	72,406	5,016
Lockheed Martin Corp.	58,299	4,687
Cummins Inc.	40,244	4,412
Tyco International Ltd.	96,272	4,310
Precision Castparts Corp.	29,165	4,292
PACCAR Inc.	74,139	3,881
Eaton Corp.	69,258	3,840
Northrop Grumman Corp.	59,270	3,717
Waste Management Inc.	96,634	3,608
Raytheon Co.	70,795	3,601
Ingersoll-Rand plc	66,900	3,232

Parker Hannifin Corp.	32,990	3,123
Rockwell Automation Inc.	29,003	2,745
Fluor Corp.	35,790	2,636
CH Robinson Worldwide Inc.	33,812	2,506
Dover Corp.	38,006	2,499
ITT Corp.	37,402	2,246
Goodrich Corp.	25,468	2,178
Expeditors International of Washington Inc.	43,023	2,157
Joy Global Inc.	21,289	2,104
Rockwell Collins Inc.	31,614	2,050
Fastenal Co.	29,841	1,935
Southwest Airlines Co.	151,636	1,915
Republic Services Inc. Class A	62,356	1,873
L-3 Communications Holdings Inc.	22,977	1,799
Roper Industries Inc.	19,340	1,672
WW Grainger Inc.	11,863	1,633
* Stericycle Inc.	17,364	1,540
Textron Inc.	56,208	1,540
Flowserve Corp.	11,368	1,464
Pall Corp.	23,595	1,359
* Jacobs Engineering Group Inc.	25,845	1,329
Iron Mountain Inc.	40,555	1,267
Pitney Bowes Inc.	41,281	1,061
Masco Corp.	72,919	1,015
* Quanta Services Inc.	43,969	986
Equifax Inc.	25,067	974
Avery Dennison Corp.	21,887	918
Robert Half International Inc.	29,601	906
Dun & Bradstreet Corp.	10,196	818
RR Donnelley & Sons Co.	42,268	800
Cintas Corp.	25,702	778
Snap-On Inc.	11,767	707
Ryder System Inc.	10,404	526
* Raytheon Co. Warrants Exp. 06/16/2011	2,287	31
* Huntington Ingalls Industries Inc.	3	—
		276,162
Information Technology (18.1%)
* Apple Inc.	187,220	65,237
International Business Machines Corp.	247,742	40,399
Microsoft Corp.	1,502,523	38,104
* Google Inc. Class A	50,957	29,871
Oracle Corp.	790,473	26,378
Intel Corp.	1,115,168	22,493
Cisco Systems Inc.	1,123,295	19,264
QUALCOMM Inc.	334,013	18,314
Hewlett-Packard Co.	441,874	18,104
* EMC Corp.	420,701	11,170
Texas Instruments Inc.	238,348	8,237
Visa Inc. Class A	98,448	7,248
* eBay Inc.	232,107	7,205
Corning Inc.	317,990	6,560
Automatic Data Processing Inc.	101,046	5,185
* Cognizant Technology Solutions Corp. Class A	61,760	5,027
* Dell Inc.	341,472	4,955
Mastercard Inc. Class A	19,624	4,940
* Juniper Networks Inc.	108,883	4,582
* Yahoo! Inc.	265,951	4,428

Applied Materials Inc.	268,695	4,197
Broadcom Corp. Class A	96,795	3,812
* NetApp Inc.	74,818	3,605
* Adobe Systems Inc.	102,730	3,406
* Salesforce.com Inc.	23,923	3,196
* Motorola Solutions Inc.	68,568	3,064
Xerox Corp.	284,420	3,029
* Intuit Inc.	55,294	2,936
* Symantec Corp.	155,052	2,875
Altera Corp.	65,021	2,862
* Citrix Systems Inc.	38,203	2,806
Western Union Co.	131,422	2,730
Analog Devices Inc.	60,947	2,400
* SanDisk Corp.	48,085	2,216
* NVIDIA Corp.	118,281	2,183
Paychex Inc.	65,525	2,055
* Autodesk Inc.	46,433	2,048
* Micron Technology Inc.	174,059	1,995
Amphenol Corp. Class A	35,663	1,940
CA Inc.	77,785	1,881
* Fiserv Inc.	29,767	1,867
* BMC Software Inc.	36,345	1,808
* Red Hat Inc.	39,127	1,776
* First Solar Inc.	11,033	1,775
Fidelity National Information Services Inc.	54,141	1,770
* Western Digital Corp.	47,124	1,757
Xilinx Inc.	52,936	1,736
* Teradata Corp.	34,159	1,732
* F5 Networks Inc.	16,394	1,681
KLA-Tencor Corp.	34,159	1,618
Linear Technology Corp.	46,047	1,549
Computer Sciences Corp.	31,584	1,539
* Motorola Mobility Holdings Inc.	59,709	1,457
Microchip Technology Inc.	38,199	1,452
* Akamai Technologies Inc.	37,953	1,442
* Electronic Arts Inc.	67,855	1,325
Harris Corp.	26,020	1,291
VeriSign Inc.	35,131	1,272
FLIR Systems Inc.	32,296	1,118
* SAIC Inc.	59,868	1,013
* Advanced Micro Devices Inc.	117,345	1,009
* JDS Uniphase Corp.	45,491	948
* LSI Corp.	125,732	855
Jabil Circuit Inc.	39,740	812
Molex Inc.	28,022	704
National Semiconductor Corp.	48,616	697
* Teradyne Inc.	38,100	679
* Novellus Systems Inc.	18,248	678
* MEMC Electronic Materials Inc.	46,504	603
Total System Services Inc.	33,098	596
* Lexmark International Inc. Class A	15,908	589
* Compuware Corp.	44,376	512
* Novell Inc.	72,081	427
* Monster Worldwide Inc.	26,688	424
Tellabs Inc.	75,215	394
		443,842

Materials (3.7%)
Freeport-McMoRan Copper & Gold Inc.	192,416	10,689
EI du Pont de Nemours & Co.	187,414	10,302
Dow Chemical Co.	237,494	8,965
Monsanto Co.	109,114	7,885
Praxair Inc.	61,534	6,252
Newmont Mining Corp.	100,383	5,479
Air Products & Chemicals Inc.	43,732	3,944
Alcoa Inc.	216,403	3,819
PPG Industries Inc.	32,624	3,106
Nucor Corp.	64,190	2,954
Cliffs Natural Resources Inc.	27,532	2,706
International Paper Co.	89,318	2,696
Ecolab Inc.	47,179	2,407
CF Industries Holdings Inc.	14,489	1,982
Sigma-Aldrich Corp.	24,740	1,574
United States Steel Corp.	29,080	1,569
Sherwin-Williams Co.	18,154	1,525
Eastman Chemical Co.	14,422	1,432
Allegheny Technologies Inc.	20,020	1,356
Ball Corp.	34,514	1,237
FMC Corp.	14,564	1,237
Vulcan Materials Co.	26,130	1,191
MeadWestvaco Corp.	34,159	1,036
International Flavors & Fragrances Inc.	16,254	1,013
Airgas Inc.	15,197	1,009
* Owens-Illinois Inc.	33,185	1,002
Sealed Air Corp.	32,592	869
Bemis Co. Inc.	21,950	720
AK Steel Holding Corp.	22,200	350
* Titanium Metals Corp.	18,600	346
		90,652
Telecommunication Services (3.0%)
AT&T Inc.	1,201,276	36,759
Verizon Communications Inc.	574,596	22,145
* American Tower Corp. Class A	80,679	4,181
* Sprint Nextel Corp.	609,566	2,828
CenturyLink Inc.	62,165	2,583
Qwest Communications International Inc.	354,115	2,419
Frontier Communications Corp.	201,606	1,657
Windstream Corp.	103,158	1,328
* MetroPCS Communications Inc.	53,328	866
		74,766
Utilities (3.2%)
Southern Co.	171,703	6,544
Exelon Corp.	134,586	5,550
Dominion Resources Inc.	118,091	5,279
Duke Energy Corp.	269,898	4,899
NextEra Energy Inc.	85,418	4,708
PG&E Corp.	80,681	3,565
American Electric Power Co. Inc.	97,552	3,428
Public Service Enterprise Group Inc.	102,734	3,237
FirstEnergy Corp.	85,108	3,157
Consolidated Edison Inc.	59,332	3,009
Progress Energy Inc.	59,740	2,756
Sempra Energy	48,952	2,619
PPL Corp.	98,639	2,496

Entergy Corp.	36,335	2,442
Edison International	66,333	2,427
Xcel Energy Inc.	98,024	2,342
* AES Corp.	134,335	1,746
DTE Energy Co.	34,379	1,683
CenterPoint Energy Inc.	86,088	1,512
Oneok Inc.	21,662	1,449
Wisconsin Energy Corp.	47,342	1,444
Ameren Corp.	49,121	1,379
Constellation Energy Group Inc.	40,576	1,263
Northeast Utilities	35,859	1,241
NiSource Inc.	57,043	1,094
* NRG Energy Inc.	50,374	1,085
CMS Energy Corp.	51,620	1,014
Pinnacle West Capital Corp.	22,140	947
SCANA Corp.	23,088	909
Pepco Holdings Inc.	45,755	853
TECO Energy Inc.	44,050	826
Integrys Energy Group Inc.	15,773	797
Nicor Inc.	9,280	498
		78,198
Total Common Stocks (Cost $2,032,006)		2,454,670
Other Assets and Liabilities-Net (0.0%)		484
Net Assets (100%)		2,455,154

* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $2,032,006,000. Net unrealized appreciation of investment securities for tax purposes was $422,664,000, consisting of unrealized gains of $635,002,000 on securities that had risen in value since their purchase and $212,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.3%)
Walt Disney Co.	611,436	26,347
McDonald's Corp.	306,260	23,303
* Amazon.com Inc.	112,400	20,247
Comcast Corp. Class A	755,371	18,673
Home Depot Inc.	480,000	17,789
* Ford Motor Co.	1,104,908	16,474
News Corp. Class A	778,830	13,676
Time Warner Inc.	376,649	13,446
* DIRECTV Class A	283,753	13,280
Lowe's Cos. Inc.	498,600	13,178
Target Corp.	243,300	12,167
Starbucks Corp.	274,352	10,137
Johnson Controls Inc.	237,600	9,877
NIKE Inc. Class B	127,200	9,629
Yum! Brands Inc.	173,360	8,907
Viacom Inc. Class B	171,033	7,956
Time Warner Cable Inc.	94,542	6,745
Kohl's Corp.	126,650	6,718
Coach Inc.	127,900	6,656
* Bed Bath & Beyond Inc.	119,717	5,779
Starwood Hotels & Resorts Worldwide Inc.	89,818	5,220
* Liberty Media Corp. - Interactive	302,926	4,859
McGraw-Hill Cos. Inc.	122,900	4,842
* BorgWarner Inc.	60,600	4,829
Gap Inc.	211,887	4,801
Marriott International Inc. Class A	125,975	4,482
* O'Reilly Automotive Inc.	75,748	4,352
* AutoZone Inc.	15,900	4,350
Ross Stores Inc.	60,296	4,288
* Dollar Tree Inc.	76,951	4,272
Polo Ralph Lauren Corp. Class A	34,500	4,266
* Las Vegas Sands Corp.	100,440	4,241
Darden Restaurants Inc.	83,850	4,120
Best Buy Co. Inc.	141,084	4,052
* Sirius XM Radio Inc.	2,434,000	4,040
* CarMax Inc.	125,043	4,014
Advance Auto Parts Inc.	56,402	3,701
Interpublic Group of Cos. Inc.	294,400	3,701
Hasbro Inc.	77,100	3,611
PetSmart Inc.	85,700	3,509
* NVR Inc.	4,440	3,357
DeVry Inc.	59,639	3,284
Gentex Corp.	107,252	3,244
CBS Corp. Class B	127,174	3,184
* Discovery Communications Inc.	90,137	3,174
Weight Watchers International Inc.	45,200	3,169
Scripps Networks Interactive Inc. Class A	62,170	3,114
* AutoNation Inc.	86,525	3,060
* Apollo Group Inc. Class A	72,229	3,013

Phillips-Van Heusen Corp.	46,281	3,010
* Liberty Global Inc.	75,207	3,008
John Wiley & Sons Inc. Class A	58,700	2,984
* Toll Brothers Inc.	144,600	2,859
* Dollar General Corp.	90,900	2,850
Expedia Inc.	124,613	2,824
* MGM Resorts International	208,690	2,744
Brinker International Inc.	102,750	2,600
Omnicom Group Inc.	50,600	2,482
Harley-Davidson Inc.	56,800	2,413
* Office Depot Inc.	479,200	2,219
* Mohawk Industries Inc.	34,700	2,122
International Game Technology	129,600	2,103
* Lamar Advertising Co. Class A	56,186	2,076
Stanley Black & Decker Inc.	26,745	2,049
Harman International Industries Inc.	43,600	2,041
* Liberty Global Inc. Class A	47,398	1,963
Cablevision Systems Corp. Class A	54,344	1,881
Staples Inc.	94,495	1,835
Virgin Media Inc.	62,269	1,730
DR Horton Inc.	126,366	1,472
Nordstrom Inc.	32,300	1,450
Foot Locker Inc.	70,600	1,392
* Pulte Group Inc.	187,674	1,389
Macy's Inc.	56,800	1,378
* Career Education Corp.	60,400	1,372
Abercrombie & Fitch Co.	23,300	1,368
* Liberty Media Corp. - Starz	16,392	1,272
* Liberty Media Corp. - Capital	16,431	1,210
International Speedway Corp. Class A	37,986	1,132
American Eagle Outfitters Inc.	66,991	1,065
Lennar Corp. Class A	54,600	989
Aaron's Inc.	37,182	943
Mattel Inc.	36,032	898
RadioShack Corp.	58,000	871
TJX Cos. Inc.	12,976	645
Comcast Corp. Class A Special Shares	26,219	609
* Sears Holdings Corp.	7,200	595
* priceline.com Inc.	1,110	562
Chico's FAS Inc.	28,340	422
* Education Management Corp.	18,200	381
* Madison Square Garden Inc. Class A	13,586	367
* GameStop Corp. Class A	11,830	266
* Hanesbrands Inc.	9,675	262
Wynn Resorts Ltd.	2,000	255
Washington Post Co. Class B	520	228
Carnival Corp.	5,800	223
Lennar Corp. Class B	8,300	122
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,684	—
		446,064
Consumer Staples (9.6%)
Procter & Gamble Co.	856,178	52,741
Coca-Cola Co.	637,700	42,311
Philip Morris International Inc.	494,509	32,455
PepsiCo Inc.	490,139	31,570
Wal-Mart Stores Inc.	593,528	30,893
CVS Caremark Corp.	443,754	15,230

Walgreen Co.	307,300	12,335
Costco Wholesale Corp.	156,100	11,445
Kraft Foods Inc.	348,826	10,939
Altria Group Inc.	369,663	9,622
Colgate-Palmolive Co.	115,900	9,360
Archer-Daniels-Midland Co.	243,273	8,760
Kroger Co.	263,700	6,321
Estee Lauder Cos. Inc. Class A	56,500	5,444
Clorox Co.	69,120	4,843
* Green Mountain Coffee Roasters Inc.	73,509	4,749
Bunge Ltd.	62,800	4,542
Hershey Co.	81,300	4,419
Dr Pepper Snapple Group Inc.	114,200	4,244
Coca-Cola Enterprises Inc.	153,000	4,177
Safeway Inc.	170,462	4,013
Brown-Forman Corp. Class B	57,846	3,951
Church & Dwight Co. Inc.	47,100	3,737
McCormick & Co. Inc.	76,100	3,640
* Hansen Natural Corp.	60,300	3,632
JM Smucker Co.	49,024	3,500
Hormel Foods Corp.	125,200	3,486
Corn Products International Inc.	67,200	3,482
Tyson Foods Inc. Class A	177,944	3,415
Molson Coors Brewing Co. Class B	71,900	3,371
* Smithfield Foods Inc.	135,135	3,251
General Mills Inc.	88,800	3,246
Campbell Soup Co.	97,400	3,225
* Energizer Holdings Inc.	44,128	3,140
* Constellation Brands Inc. Class A	151,500	3,072
Kimberly-Clark Corp.	46,540	3,038
Alberto-Culver Co. Class B	77,514	2,889
Mead Johnson Nutrition Co.	42,525	2,463
Kellogg Co.	44,300	2,391
Whole Foods Market Inc.	32,840	2,164
* Ralcorp Holdings Inc.	29,009	1,985
Avon Products Inc.	59,300	1,603
* Dean Foods Co.	122,475	1,225
* Central European Distribution Corp.	72,480	823
Sara Lee Corp.	44,600	788
Sysco Corp.	17,111	474
* BJ's Wholesale Club Inc.	9,300	454
ConAgra Foods Inc.	11,200	266
Reynolds American Inc.	212	8
		379,132
Energy (12.8%)
Exxon Mobil Corp.	1,488,064	125,191
Chevron Corp.	582,638	62,593
Schlumberger Ltd.	375,599	35,028
ConocoPhillips	354,040	28,274
Occidental Petroleum Corp.	190,339	19,888
Apache Corp.	128,217	16,786
Anadarko Petroleum Corp.	170,123	13,936
Devon Energy Corp.	148,622	13,639
National Oilwell Varco Inc.	149,541	11,854
Baker Hughes Inc.	157,171	11,541
EOG Resources Inc.	88,300	10,464
Hess Corp.	109,600	9,339

Halliburton Co.	158,200	7,885
Peabody Energy Corp.	108,100	7,779
Williams Cos. Inc.	239,700	7,474
Noble Energy Inc.	74,200	7,171
* Southwestern Energy Co.	151,700	6,519
* Cameron International Corp.	109,002	6,224
Pioneer Natural Resources Co.	56,337	5,742
* FMC Technologies Inc.	60,050	5,674
Valero Energy Corp.	182,480	5,442
* Newfield Exploration Co.	66,098	5,024
Cimarex Energy Co.	43,499	5,013
Range Resources Corp.	82,500	4,823
Marathon Oil Corp.	90,300	4,814
* Pride International Inc.	106,400	4,570
EQT Corp.	90,900	4,536
Helmerich & Payne Inc.	61,980	4,257
QEP Resources Inc.	103,165	4,182
Cabot Oil & Gas Corp.	74,535	3,948
SM Energy Co.	51,156	3,795
* Concho Resources Inc.	35,300	3,788
* Rowan Cos. Inc.	85,600	3,782
* Dresser-Rand Group Inc.	67,355	3,612
* SandRidge Energy Inc.	262,914	3,365
* Continental Resources Inc.	43,900	3,138
Diamond Offshore Drilling Inc.	39,700	3,085
Southern Union Co.	105,700	3,025
* Denbury Resources Inc.	119,176	2,908
Arch Coal Inc.	73,400	2,645
* Forest Oil Corp.	65,300	2,470
* Plains Exploration & Production Co.	66,760	2,419
Core Laboratories NV	23,553	2,406
Consol Energy Inc.	33,900	1,818
* Quicksilver Resources Inc.	74,760	1,070
Chesapeake Energy Corp.	25,211	845
* Unit Corp.	12,800	793
* Tesoro Corp.	26,500	711
* Ultra Petroleum Corp.	12,870	634
Patterson-UTI Energy Inc.	21,200	623
* Superior Energy Services Inc.	1,048	43
		506,585
Financials (15.5%)
JPMorgan Chase & Co.	1,194,021	55,044
* Berkshire Hathaway Inc. Class B	519,100	43,412
Wells Fargo & Co.	1,236,508	39,197
Bank of America Corp.	2,583,633	34,440
* Citigroup Inc.	6,509,003	28,770
Goldman Sachs Group Inc.	139,830	22,159
American Express Co.	331,300	14,975
Simon Property Group Inc.	98,548	10,560
US Bancorp	392,700	10,379
Prudential Financial Inc.	161,904	9,970
Aflac Inc.	172,500	9,105
State Street Corp.	191,478	8,605
MetLife Inc.	175,820	7,864
Franklin Resources Inc.	60,400	7,555
Ameriprise Financial Inc.	112,160	6,851
Charles Schwab Corp.	377,200	6,801

Morgan Stanley	238,900	6,527
Public Storage	58,200	6,455
Discover Financial Services	262,700	6,336
SunTrust Banks Inc.	216,990	6,258
T Rowe Price Group Inc.	92,978	6,176
Capital One Financial Corp.	117,800	6,121
Travelers Cos. Inc.	101,877	6,060
Loews Corp.	138,908	5,986
Progressive Corp.	276,700	5,847
Boston Properties Inc.	60,200	5,710
Host Hotels & Resorts Inc.	308,972	5,441
Fifth Third Bancorp	368,920	5,121
Bank of New York Mellon Corp.	167,906	5,015
AvalonBay Communities Inc.	38,375	4,608
Leucadia National Corp.	122,219	4,588
* CB Richard Ellis Group Inc. Class A	170,465	4,551
Lincoln National Corp.	150,986	4,536
CME Group Inc.	14,701	4,433
Unum Group	166,800	4,378
KeyCorp	457,769	4,065
* Affiliated Managers Group Inc.	36,800	4,025
Plum Creek Timber Co. Inc.	91,500	3,990
General Growth Properties Inc.	252,757	3,913
SL Green Realty Corp.	51,910	3,904
Principal Financial Group Inc.	120,400	3,866
PNC Financial Services Group Inc.	59,631	3,756
Reinsurance Group of America Inc. Class A	58,819	3,693
Torchmark Corp.	55,500	3,690
TD Ameritrade Holding Corp.	174,400	3,640
* Arch Capital Group Ltd.	36,000	3,571
Jones Lang LaSalle Inc.	34,450	3,436
Raymond James Financial Inc.	89,650	3,428
M&T Bank Corp.	38,600	3,415
WR Berkley Corp.	102,297	3,295
* Markel Corp.	7,930	3,287
Allstate Corp.	102,300	3,251
* Howard Hughes Corp.	46,009	3,250
East West Bancorp Inc.	145,700	3,200
Brown & Brown Inc.	118,600	3,060
Developers Diversified Realty Corp.	216,364	3,029
* Forest City Enterprises Inc. Class A	159,584	3,005
Zions Bancorporation	129,284	2,981
SEI Investments Co.	123,770	2,956
BlackRock Inc.	14,450	2,905
Assurant Inc.	75,300	2,900
White Mountains Insurance Group Ltd.	7,891	2,874
HCC Insurance Holdings Inc.	91,600	2,868
* St. Joe Co.	114,288	2,865
Cullen/Frost Bankers Inc.	47,600	2,809
Alexandria Real Estate Equities Inc.	35,930	2,801
Eaton Vance Corp.	86,202	2,779
Douglas Emmett Inc.	147,673	2,769
Hospitality Properties Trust	119,270	2,761
* Popular Inc.	925,168	2,692
Commerce Bancshares Inc.	63,687	2,576
Apartment Investment & Management Co.	101,043	2,574
* Alleghany Corp.	7,747	2,564
First Horizon National Corp.	227,345	2,549

Janus Capital Group Inc.	203,766	2,541
Associated Banc-Corp	170,670	2,534
Hudson City Bancorp Inc.	251,902	2,438
Camden Property Trust	42,400	2,409
City National Corp.	42,000	2,396
Moody's Corp.	70,100	2,377
TFS Financial Corp.	221,854	2,356
StanCorp Financial Group Inc.	50,600	2,334
Lazard Ltd. Class A	55,686	2,315
Hanover Insurance Group Inc.	49,600	2,244
People's United Financial Inc.	174,014	2,189
Wesco Financial Corp.	5,590	2,176
Transatlantic Holdings Inc.	44,114	2,147
* NASDAQ OMX Group Inc.	79,692	2,059
CNA Financial Corp.	69,500	2,054
BOK Financial Corp.	38,571	1,993
First Citizens BancShares Inc. Class A	9,642	1,934
Chubb Corp.	30,900	1,894
* SLM Corp.	123,245	1,886
Northern Trust Corp.	34,773	1,765
Hartford Financial Services Group Inc.	64,184	1,728
Legg Mason Inc.	47,500	1,714
Digital Realty Trust Inc.	28,440	1,653
Federated Investors Inc. Class B	56,200	1,503
New York Community Bancorp Inc.	86,400	1,491
BB&T Corp.	53,000	1,455
AMB Property Corp.	36,604	1,317
* Genworth Financial Inc. Class A	96,700	1,302
* CIT Group Inc.	30,000	1,276
American Financial Group Inc.	32,200	1,128
American International Group Inc.	32,021	1,125
BRE Properties Inc.	21,500	1,014
Bank of Hawaii Corp.	20,100	961
AON Corp.	16,400	869
Interactive Brokers Group Inc.	51,335	816
ACE Ltd.	10,627	688
Wilmington Trust Corp.	149,625	676
Federal Realty Investment Trust	8,200	669
* E*Trade Financial Corp.	41,866	654
Taubman Centers Inc.	11,300	605
Marshall & Ilsley Corp.	49,700	397
Invesco Ltd.	12,010	307
ProLogis	18,393	294
* MBIA Inc.	11,300	113
BancorpSouth Inc.	4,000	62
Essex Property Trust Inc.	300	37
		612,721
Health Care (11.2%)
Johnson & Johnson	810,598	48,028
Pfizer Inc.	2,052,484	41,686
Merck & Co. Inc.	790,626	26,099
Abbott Laboratories	407,600	19,993
UnitedHealth Group Inc.	367,662	16,618
* Amgen Inc.	310,325	16,587
* Gilead Sciences Inc.	293,100	12,439
Medtronic Inc.	263,600	10,373
WellPoint Inc.	142,916	9,974

Bristol-Myers Squibb Co.	374,041	9,886
* Celgene Corp.	166,372	9,571
* Express Scripts Inc.	168,324	9,360
* Thermo Fisher Scientific Inc.	156,106	8,672
* Medco Health Solutions Inc.	153,842	8,640
Allergan Inc.	114,530	8,134
* Genzyme Corp.	101,900	7,760
* Biogen Idec Inc.	98,861	7,255
St. Jude Medical Inc.	139,832	7,168
Baxter International Inc.	127,341	6,847
* Agilent Technologies Inc.	151,106	6,767
Stryker Corp.	109,200	6,639
Aetna Inc.	173,044	6,477
Becton Dickinson and Co.	80,600	6,417
Cardinal Health Inc.	145,512	5,985
McKesson Corp.	73,424	5,804
CIGNA Corp.	129,300	5,725
* Humana Inc.	79,300	5,546
AmerisourceBergen Corp. Class A	132,300	5,234
* Zimmer Holdings Inc.	81,170	4,913
* Laboratory Corp. of America Holdings	50,700	4,671
Eli Lilly & Co.	131,595	4,628
* Forest Laboratories Inc.	142,600	4,606
* Waters Corp.	52,900	4,597
* Life Technologies Corp.	86,835	4,552
Quest Diagnostics Inc.	76,800	4,433
* Hospira Inc.	77,140	4,258
* Mylan Inc.	183,837	4,168
* Mettler-Toledo International Inc.	23,600	4,059
Perrigo Co.	50,840	4,043
Beckman Coulter Inc.	47,600	3,954
* Watson Pharmaceuticals Inc.	70,000	3,921
* Henry Schein Inc.	55,100	3,866
DENTSPLY International Inc.	98,300	3,636
* Endo Pharmaceuticals Holdings Inc.	87,900	3,354
Universal Health Services Inc. Class B	67,400	3,330
CR Bard Inc.	29,300	2,910
PerkinElmer Inc.	106,204	2,790
* Coventry Health Care Inc.	81,025	2,584
* Health Net Inc.	74,200	2,426
Patterson Cos. Inc.	73,530	2,367
Pharmaceutical Product Development Inc.	84,803	2,350
Lincare Holdings Inc.	78,950	2,342
Teleflex Inc.	37,000	2,145
* CareFusion Corp.	72,756	2,052
* Varian Medical Systems Inc.	26,500	1,792
* Covidien plc	33,900	1,761
* Kinetic Concepts Inc.	31,000	1,687
* Boston Scientific Corp.	205,500	1,478
* Dendreon Corp.	35,345	1,323
Omnicare Inc.	40,900	1,227
* Cephalon Inc.	10,500	796
* Amylin Pharmaceuticals Inc.	47,800	543
* DaVita Inc.	2,200	188
Techne Corp.	2,000	143
		443,577

Industrials (11.7%)
General Electric Co.	2,917,272	58,491
United Technologies Corp.	280,100	23,711
Boeing Co.	236,770	17,504
3M Co.	154,200	14,418
Caterpillar Inc.	123,095	13,707
Union Pacific Corp.	123,914	12,184
CSX Corp.	142,600	11,208
United Parcel Service Inc. Class B	147,300	10,947
FedEx Corp.	110,700	10,356
Deere & Co.	104,800	10,154
Danaher Corp.	194,200	10,079
General Dynamics Corp.	124,400	9,524
Norfolk Southern Corp.	134,900	9,345
Illinois Tool Works Inc.	163,500	8,783
Cummins Inc.	77,600	8,507
Emerson Electric Co.	142,400	8,320
Precision Castparts Corp.	55,600	8,183
Honeywell International Inc.	131,400	7,846
PACCAR Inc.	142,910	7,481
Parker Hannifin Corp.	71,000	6,722
Fluor Corp.	81,200	5,981
Lockheed Martin Corp.	72,700	5,845
CH Robinson Worldwide Inc.	76,100	5,641
Waste Management Inc.	140,297	5,239
ITT Corp.	87,100	5,230
Joy Global Inc.	52,500	5,188
Expeditors International of Washington Inc.	101,061	5,067
Rockwell Collins Inc.	73,700	4,778
Roper Industries Inc.	54,200	4,686
WW Grainger Inc.	33,400	4,599
Northrop Grumman Corp.	72,268	4,532
* Stericycle Inc.	51,108	4,532
Fastenal Co.	69,000	4,473
Southwest Airlines Co.	351,687	4,442
AMETEK Inc.	100,650	4,416
Raytheon Co.	85,833	4,366
Pall Corp.	73,800	4,252
Flowserve Corp.	33,000	4,250
L-3 Communications Holdings Inc.	54,000	4,229
Bucyrus International Inc. Class A	44,739	4,091
* Jacobs Engineering Group Inc.	77,700	3,996
Donaldson Co. Inc.	60,000	3,677
Equifax Inc.	93,200	3,621
JB Hunt Transport Services Inc.	79,500	3,611
Iron Mountain Inc.	114,088	3,563
* Terex Corp.	96,066	3,558
Manpower Inc.	54,600	3,433
KBR Inc.	89,249	3,371
IDEX Corp.	76,800	3,352
* WABCO Holdings Inc.	51,941	3,202
Valmont Industries Inc.	29,537	3,083
MSC Industrial Direct Co. Class A	44,700	3,061
* Quanta Services Inc.	136,100	3,053
* Owens Corning	83,900	3,020
SPX Corp.	37,400	2,969
Dun & Bradstreet Corp.	36,200	2,905
Carlisle Cos. Inc.	65,200	2,905

* Oshkosh Corp.	79,200	2,802
Landstar System Inc.	59,289	2,708
Robert Half International Inc.	87,500	2,678
Toro Co.	40,100	2,655
* CNH Global NV	53,400	2,593
* USG Corp.	143,460	2,390
Alliant Techsystems Inc.	33,100	2,339
Wabtec Corp.	33,000	2,238
Cintas Corp.	70,766	2,142
* Navistar International Corp.	28,500	1,976
Lennox International Inc.	35,090	1,845
Con-way Inc.	46,800	1,839
* Verisk Analytics Inc. Class A	51,500	1,687
Textron Inc.	61,020	1,671
UTi Worldwide Inc.	77,587	1,570
Gardner Denver Inc.	19,846	1,549
Manitowoc Co. Inc.	62,200	1,361
Graco Inc.	27,658	1,258
Tyco International Ltd.	25,300	1,133
Republic Services Inc. Class A	19,512	586
* Huntington Ingalls Industries Inc.	12,044	500
* AGCO Corp.	3,600	198
Ryder System Inc.	3,600	182
* KAR Auction Services Inc.	10,953	168
* TransDigm Group Inc.	1,380	116
* Raytheon Co. Warrants Exp. 06/16/2011	2,285	31
		459,902
Information Technology (18.0%)
* Apple Inc.	267,000	93,036
International Business Machines Corp.	381,958	62,286
Microsoft Corp.	2,063,000	52,318
* Google Inc. Class A	73,370	43,010
Oracle Corp.	1,162,334	38,787
Cisco Systems Inc.	1,715,600	29,423
Intel Corp.	1,389,200	28,020
Hewlett-Packard Co.	680,258	27,870
QUALCOMM Inc.	415,720	22,794
* EMC Corp.	677,500	17,988
Texas Instruments Inc.	417,800	14,439
* eBay Inc.	397,914	12,351
Visa Inc. Class A	157,298	11,580
Corning Inc.	504,200	10,402
Mastercard Inc. Class A	35,790	9,009
* Yahoo! Inc.	508,500	8,467
Broadcom Corp. Class A	203,950	8,032
* Adobe Systems Inc.	210,600	6,983
* Cognizant Technology Solutions Corp. Class A	85,137	6,930
* NetApp Inc.	137,963	6,647
* Intuit Inc.	124,185	6,594
Applied Materials Inc.	417,500	6,521
* Symantec Corp.	351,351	6,514
Altera Corp.	146,647	6,455
Western Union Co.	298,095	6,191
Xerox Corp.	577,604	6,151
* Dell Inc.	415,500	6,029
* Citrix Systems Inc.	80,756	5,932
* Autodesk Inc.	123,788	5,460

* Juniper Networks Inc.	119,000	5,007
* Fiserv Inc.	78,050	4,895
Amphenol Corp. Class A	89,500	4,868
CA Inc.	201,266	4,867
* BMC Software Inc.	96,600	4,805
Fidelity National Information Services Inc.	146,178	4,779
* Teradata Corp.	93,574	4,744
* NVIDIA Corp.	255,244	4,712
Analog Devices Inc.	118,166	4,653
KLA-Tencor Corp.	94,800	4,491
* Lam Research Corp.	77,108	4,369
* Western Digital Corp.	114,100	4,255
Linear Technology Corp.	124,200	4,177
Computer Sciences Corp.	78,900	3,845
* Arrow Electronics Inc.	91,500	3,832
* LSI Corp.	538,928	3,665
* Avnet Inc.	105,400	3,593
Accenture plc Class A	63,613	3,497
* Atmel Corp.	248,700	3,390
Global Payments Inc.	66,817	3,269
* Compuware Corp.	258,162	2,982
* Fairchild Semiconductor International Inc. Class A	161,958	2,948
* Tech Data Corp.	55,510	2,823
* Ingram Micro Inc.	125,000	2,629
* SunPower Corp. Class A	147,000	2,520
Microchip Technology Inc.	65,100	2,474
* Synopsys Inc.	89,121	2,464
Automatic Data Processing Inc.	47,100	2,417
* QLogic Corp.	129,000	2,393
Xilinx Inc.	71,336	2,340
DST Systems Inc.	42,800	2,261
* Motorola Solutions Inc.	49,604	2,217
* Monster Worldwide Inc.	128,680	2,046
* Cadence Design Systems Inc.	205,607	2,005
Lender Processing Services Inc.	61,250	1,972
* Teradyne Inc.	110,200	1,963
* NCR Corp.	99,574	1,876
* Lexmark International Inc. Class A	50,300	1,863
* Electronic Arts Inc.	90,200	1,762
Molex Inc.	69,751	1,752
Tellabs Inc.	266,900	1,399
National Semiconductor Corp.	96,600	1,385
Total System Services Inc.	74,759	1,347
Broadridge Financial Solutions Inc.	58,725	1,332
Solera Holdings Inc.	22,096	1,129
* Zebra Technologies Corp.	27,257	1,070
* Motorola Mobility Holdings Inc.	43,403	1,059
* IAC/InterActiveCorp	24,515	757
* Advanced Micro Devices Inc.	81,100	697
* AOL Inc.	34,240	669
* Micron Technology Inc.	56,400	646
* Novellus Systems Inc.	13,100	486
* Novell Inc.	71,475	424
Activision Blizzard Inc.	32,800	360
Harris Corp.	4,300	213
Intersil Corp. Class A	10,400	129
		710,741

Materials (3.9%)
Freeport-McMoRan Copper & Gold Inc.	294,908	16,382
Praxair Inc.	108,400	11,013
Newmont Mining Corp.	164,386	8,972
EI du Pont de Nemours & Co.	160,300	8,812
Dow Chemical Co.	174,940	6,604
Nucor Corp.	129,600	5,964
Monsanto Co.	82,434	5,957
Mosaic Co.	71,400	5,623
CF Industries Holdings Inc.	37,100	5,075
Ecolab Inc.	97,200	4,959
Celanese Corp. Class A	98,011	4,349
Sigma-Aldrich Corp.	67,400	4,289
United States Steel Corp.	79,356	4,280
Cliffs Natural Resources Inc.	42,761	4,202
Allegheny Technologies Inc.	60,900	4,124
Ball Corp.	112,600	4,037
FMC Corp.	47,400	4,026
* Crown Holdings Inc.	103,000	3,974
Albemarle Corp.	65,400	3,909
* Owens-Illinois Inc.	113,800	3,436
Airgas Inc.	51,500	3,421
Scotts Miracle-Gro Co. Class A	51,099	2,956
Cytec Industries Inc.	54,300	2,952
Nalco Holding Co.	104,639	2,858
Sealed Air Corp.	106,072	2,828
Martin Marietta Materials Inc.	30,600	2,744
Reliance Steel & Aluminum Co.	46,300	2,675
Schnitzer Steel Industries Inc.	39,775	2,586
* Titanium Metals Corp.	139,110	2,585
* Intrepid Potash Inc.	69,985	2,437
Walter Energy Inc.	11,780	1,595
Royal Gold Inc.	20,686	1,084
International Paper Co.	35,900	1,083
Valspar Corp.	23,400	915
Southern Copper Corp.	21,000	846
Packaging Corp. of America	26,600	768
Air Products & Chemicals Inc.	5,700	514
		154,834
Telecommunication Services (2.9%)
AT&T Inc.	1,749,979	53,549
Verizon Communications Inc.	711,342	27,415
* American Tower Corp. Class A	153,000	7,928
* Sprint Nextel Corp.	1,329,656	6,170
* Crown Castle International Corp.	125,800	5,353
CenturyLink Inc.	112,797	4,687
* SBA Communications Corp. Class A	52,823	2,096
* United States Cellular Corp.	32,300	1,663
Qwest Communications International Inc.	215,164	1,470
Telephone & Data Systems Inc.	43,601	1,469
Frontier Communications Corp.	126,223	1,037
* Level 3 Communications Inc.	669,207	984
Telephone & Data Systems Inc. – Special Common Shares	33,200	980
		114,801
Utilities (3.1%)
Exelon Corp.	182,000	7,506
NextEra Energy Inc.	122,451	6,749

PG&E Corp.		145,600	6,433
Sempra Energy		107,736	5,764
Edison International		142,500	5,214
Entergy Corp.		77,000	5,175
FirstEnergy Corp.		137,900	5,115
Southern Co.		121,500	4,630
* AES Corp.		352,898	4,588
Wisconsin Energy Corp.		132,000	4,026
CenterPoint Energy Inc.		223,800	3,930
* Calpine Corp.		241,180	3,827
Northeast Utilities		110,600	3,827
* NRG Energy Inc.		175,615	3,783
Energen Corp.		59,600	3,762
NSTAR		76,600	3,544
CMS Energy Corp.		173,986	3,417
MDU Resources Group Inc.		137,050	3,148
Integrys Energy Group Inc.		61,481	3,105
Dominion Resources Inc.		67,086	2,999
NV Energy Inc.		201,083	2,994
Duke Energy Corp.		163,592	2,969
SCANA Corp.		74,200	2,921
* GenOn Energy Inc.		729,429	2,779
ITC Holdings Corp.		36,166	2,528
Aqua America Inc.		107,583	2,463
American Water Works Co. Inc.		87,200	2,446
Public Service Enterprise Group Inc.		69,800	2,199
DPL Inc.		75,000	2,056
Questar Corp.		115,800	2,021
Ormat Technologies Inc.		66,366	1,681
National Fuel Gas Co.		19,487	1,442
UGI Corp.		34,466	1,134
NiSource Inc.		35,920	689
American Electric Power Co. Inc.		9,300	327
			121,191
Total Common Stocks (Cost $2,786,193)			3,949,548
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$3,909)	0.208%	3,909,127	3,909

Total Investments (100.1%) (Cost $2,790,102)			3,953,457
Other Assets and Liabilities-Net (-0.1%)			(3,011)
Net Assets (100%)			3,950,446

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Tax-Managed Capital Appreciation Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $2,790,102,000. Net unrealized appreciation of investment securities for tax purposes was $1,163,355,000, consisting of unrealized gains of $1,265,268,000 on securities that had risen in value since their purchase and $101,913,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (48.6%)
Consumer Discretionary (5.4%)
Walt Disney Co.	49,866	2,149
Comcast Corp. Class A	78,645	1,944
* Amazon.com Inc.	10,752	1,937
McDonald's Corp.	24,559	1,869
* Ford Motor Co.	96,900	1,445
* DIRECTV Class A	26,218	1,227
Lowe's Cos. Inc.	46,415	1,227
Home Depot Inc.	32,099	1,190
Target Corp.	23,645	1,182
News Corp. Class A	64,100	1,126
Viacom Inc. Class B	21,727	1,011
Starbucks Corp.	26,927	995
Time Warner Cable Inc.	13,024	929
Time Warner Inc.	25,796	921
NIKE Inc. Class B	12,047	912
Yum! Brands Inc.	17,405	894
TJX Cos. Inc.	15,793	785
Kohl's Corp.	12,082	641
Carnival Corp.	16,650	639
Coach Inc.	11,770	612
Staples Inc.	29,898	581
* Bed Bath & Beyond Inc.	11,700	565
Harley-Davidson Inc.	12,103	514
Ross Stores Inc.	6,832	486
Starwood Hotels & Resorts Worldwide Inc.	8,307	483
Macy's Inc.	19,230	467
Virgin Media Inc.	16,636	462
Marriott International Inc. Class A	12,568	447
Gap Inc.	19,725	447
Best Buy Co. Inc.	15,075	433
* O'Reilly Automotive Inc.	7,344	422
Stanley Black & Decker Inc.	5,227	400
Polo Ralph Lauren Corp. Class A	3,180	393
Advance Auto Parts Inc.	5,903	387
Hasbro Inc.	7,712	361
* BorgWarner Inc.	4,476	357
Tractor Supply Co.	5,946	356
PetSmart Inc.	8,668	355
* DISH Network Corp. Class A	14,557	355
* Liberty Media Corp. - Starz	4,555	353
DeVry Inc.	6,000	330
Scripps Networks Interactive Inc. Class A	6,550	328
Weight Watchers International Inc.	4,612	323
Phillips-Van Heusen Corp.	4,953	322
Brinker International Inc.	12,637	320
Harman International Industries Inc.	6,730	315
Gentex Corp.	10,400	315
Aaron's Inc.	11,850	301

Expedia Inc.	12,967	294
Jarden Corp.	8,200	292
Lear Corp.	5,900	288
Lennar Corp. Class A	15,900	288
Johnson Controls Inc.	6,900	287
John Wiley & Sons Inc. Class A	5,453	277
* Apollo Group Inc. Class A	6,500	271
* Liberty Global Inc. Class A	6,532	270
Washington Post Co. Class B	560	245
Morningstar Inc.	3,900	228
Thor Industries Inc.	6,588	220
* AutoZone Inc.	800	219
* Liberty Global Inc.	5,446	218
* Dollar General Corp.	6,500	204
Wyndham Worldwide Corp.	6,300	200
International Game Technology	12,300	200
RadioShack Corp.	12,521	188
Guess? Inc.	4,600	181
Family Dollar Stores Inc.	3,500	180
International Speedway Corp. Class A	5,399	161
Omnicom Group Inc.	3,200	157
DR Horton Inc.	13,399	156
* Discovery Communications Inc. Class A	3,841	153
Comcast Corp. Class A Special Shares	6,476	150
* NVR Inc.	180	136
Chico's FAS Inc.	7,000	104
* New York Times Co. Class A	11,000	104
* Career Education Corp.	4,500	102
* priceline.com Inc.	180	91
* Liberty Media Corp. - Capital	1,200	88
Newell Rubbermaid Inc.	3,718	71
* MGM Resorts International	4,013	53
Abercrombie & Fitch Co.	800	47
CBS Corp. Class B	1,600	40
* Toll Brothers Inc.	2,000	40
Wendy's/Arby's Group Inc. Class A	7,800	39
Cablevision Systems Corp. Class A	1,094	38
Lennar Corp. Class B	680	10
H&R Block Inc.	500	8
Darden Restaurants Inc.	50	2
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	243	—
		41,113
Consumer Staples (4.5%)
Procter & Gamble Co.	68,784	4,237
Coca-Cola Co.	60,231	3,996
Philip Morris International Inc.	41,300	2,710
Wal-Mart Stores Inc.	50,181	2,612
PepsiCo Inc.	34,943	2,251
CVS Caremark Corp.	43,592	1,496
Colgate-Palmolive Co.	16,235	1,311
Walgreen Co.	31,218	1,253
Costco Wholesale Corp.	15,017	1,101
Altria Group Inc.	34,700	903
Archer-Daniels-Midland Co.	24,020	865
Kraft Foods Inc.	25,816	810

Estee Lauder Cos. Inc. Class A	5,595	539
Bunge Ltd.	7,330	530
Mead Johnson Nutrition Co.	8,738	506
Safeway Inc.	20,134	474
* Green Mountain Coffee Roasters Inc.	6,968	450
JM Smucker Co.	6,134	438
Dr Pepper Snapple Group Inc.	11,762	437
Coca-Cola Enterprises Inc.	15,786	431
Kroger Co.	16,800	403
McCormick & Co. Inc.	8,400	402
Brown-Forman Corp. Class B	5,851	400
Clorox Co.	5,400	378
Molson Coors Brewing Co. Class B	8,000	375
Tyson Foods Inc. Class A	19,227	369
Church & Dwight Co. Inc.	4,543	360
* Energizer Holdings Inc.	4,894	348
* Smithfield Foods Inc.	14,162	341
Hormel Foods Corp.	11,946	333
* Hansen Natural Corp.	5,345	322
Corn Products International Inc.	6,188	321
* Ralcorp Holdings Inc.	4,600	315
* Constellation Brands Inc. Class A	15,484	314
Alberto-Culver Co. Class B	8,409	313
Herbalife Ltd.	3,450	281
* Dean Foods Co.	23,350	233
Kimberly-Clark Corp.	2,772	181
General Mills Inc.	4,900	179
* Central European Distribution Corp.	15,500	176
Avon Products Inc.	2,100	57
* BJ's Wholesale Club Inc.	900	44
Sysco Corp.	1,500	42
		33,837
Energy (6.3%)
Exxon Mobil Corp.	139,099	11,702
Chevron Corp.	51,183	5,499
Schlumberger Ltd.	31,867	2,972
ConocoPhillips	33,087	2,642
Occidental Petroleum Corp.	20,404	2,132
Apache Corp.	11,914	1,560
Devon Energy Corp.	14,757	1,354
Anadarko Petroleum Corp.	16,285	1,334
EOG Resources Inc.	9,028	1,070
Hess Corp.	10,804	921
Halliburton Co.	14,464	721
Noble Energy Inc.	6,999	676
* Southwestern Energy Co.	14,414	619
* Cameron International Corp.	10,652	608
Pioneer Natural Resources Co.	5,494	560
Peabody Energy Corp.	7,709	555
* FMC Technologies Inc.	5,615	530
Range Resources Corp.	8,669	507
Cimarex Energy Co.	4,376	504
Murphy Oil Corp.	6,700	492
* Nabors Industries Ltd.	16,090	489
* Newfield Exploration Co.	6,427	489

EQT Corp.	9,197	459
* Pride International Inc.	10,661	458
Marathon Oil Corp.	8,482	452
Helmerich & Payne Inc.	6,308	433
* Rowan Cos. Inc.	9,343	413
Consol Energy Inc.	7,605	408
Cabot Oil & Gas Corp.	7,545	400
* Ultra Petroleum Corp.	8,100	399
QEP Resources Inc.	9,657	391
* SandRidge Energy Inc.	30,400	389
SM Energy Co.	5,157	383
El Paso Corp.	21,166	381
Diamond Offshore Drilling Inc.	4,860	378
* McDermott International Inc.	14,465	367
National Oilwell Varco Inc.	4,529	359
* Forest Oil Corp.	9,041	342
Frontier Oil Corp.	11,518	338
* Dresser-Rand Group Inc.	6,113	328
* Superior Energy Services Inc.	7,900	324
EXCO Resources Inc.	15,400	318
* Continental Resources Inc.	4,372	312
Baker Hughes Inc.	4,050	297
Patterson-UTI Energy Inc.	8,502	250
* Concho Resources Inc.	2,200	236
SEACOR Holdings Inc.	2,397	222
* Plains Exploration & Production Co.	4,748	172
Massey Energy Co.	2,400	164
* Alpha Natural Resources Inc.	1,428	85
Chesapeake Energy Corp.	2,100	70
* Denbury Resources Inc.	1,400	34
		47,498
Financials (7.6%)
JPMorgan Chase & Co.	109,301	5,039
Wells Fargo & Co.	137,921	4,372
* Berkshire Hathaway Inc. Class B	49,200	4,115
Bank of America Corp.	286,217	3,815
* Citigroup Inc.	620,011	2,740
Goldman Sachs Group Inc.	15,285	2,422
Morgan Stanley	44,360	1,212
US Bancorp	43,300	1,144
Simon Property Group Inc.	10,102	1,083
Capital One Financial Corp.	17,139	891
State Street Corp.	18,069	812
American Express Co.	17,933	811
Franklin Resources Inc.	6,075	760
Bank of New York Mellon Corp.	25,100	750
Charles Schwab Corp.	39,305	709
Equity Residential	12,150	685
Public Storage	5,851	649
SunTrust Banks Inc.	22,250	642
Travelers Cos. Inc.	10,589	630
Loews Corp.	14,324	617
Progressive Corp.	28,397	600
Discover Financial Services	24,829	599
Boston Properties Inc.	6,281	596

Weyerhaeuser Co.	22,357	550
Hartford Financial Services Group Inc.	20,400	549
Fifth Third Bancorp	38,275	531
Host Hotels & Resorts Inc.	29,146	513
MetLife Inc.	11,440	512
Lincoln National Corp.	16,159	485
PNC Financial Services Group Inc.	7,700	485
Aflac Inc.	8,800	464
* CB Richard Ellis Group Inc. Class A	17,173	459
* IntercontinentalExchange Inc.	3,700	457
Unum Group	16,727	439
SL Green Realty Corp.	5,159	388
Moody's Corp.	11,300	383
Torchmark Corp.	5,740	382
* Arch Capital Group Ltd.	3,832	380
Reinsurance Group of America Inc. Class A	5,872	369
Jones Lang LaSalle Inc.	3,612	360
Raymond James Financial Inc.	9,250	354
TD Ameritrade Holding Corp.	16,661	348
Legg Mason Inc.	9,554	345
* Markel Corp.	830	344
East West Bancorp Inc.	15,588	342
Federal Realty Investment Trust	3,999	326
* Forest City Enterprises Inc. Class A	17,018	320
Zions Bancorporation	13,887	320
Lazard Ltd. Class A	7,700	320
Allied World Assurance Co. Holdings Ltd.	5,048	316
RenaissanceRe Holdings Ltd.	4,532	313
Marshall & Ilsley Corp.	38,700	309
HCC Insurance Holdings Inc.	9,864	309
Apartment Investment & Management Co.	12,073	308
Developers Diversified Realty Corp.	21,800	305
Brown & Brown Inc.	11,800	304
Alexandria Real Estate Equities Inc.	3,900	304
Digital Realty Trust Inc.	5,143	299
Allstate Corp.	9,400	299
Janus Capital Group Inc.	23,600	294
Prudential Financial Inc.	4,712	290
SEI Investments Co.	12,147	290
Regions Financial Corp.	38,900	282
* Genworth Financial Inc. Class A	20,900	281
Douglas Emmett Inc.	14,929	280
* MSCI Inc. Class A	7,600	280
Assurant Inc.	7,200	277
Associated Banc-Corp	18,600	276
American Financial Group Inc.	7,650	268
Vornado Realty Trust	3,000	263
First Horizon National Corp.	23,056	258
* Alleghany Corp.	775	257
Hospitality Properties Trust	10,810	250
* St. Joe Co.	9,900	248
Commerce Bancshares Inc.	5,973	242
* Affiliated Managers Group Inc.	2,200	241
WR Berkley Corp.	7,203	232
Jefferies Group Inc.	9,300	232

StanCorp Financial Group Inc.	5,000	231
Wesco Financial Corp.	590	230
Hanover Insurance Group Inc.	5,014	227
* MBIA Inc.	22,375	225
BOK Financial Corp.	4,040	209
Washington Federal Inc.	11,100	192
First Citizens BancShares Inc. Class A	946	190
TFS Financial Corp.	15,600	166
BB&T Corp.	5,800	159
Kimco Realty Corp.	8,469	155
Assured Guaranty Ltd.	10,100	150
CME Group Inc.	499	150
BlackRock Inc.	722	145
Comerica Inc.	3,800	140
Leucadia National Corp.	3,300	124
KeyCorp	13,318	118
White Mountains Insurance Group Ltd.	320	117
Chubb Corp.	1,400	86
Ameriprise Financial Inc.	1,180	72
AMB Property Corp.	2,000	72
Wilmington Trust Corp.	14,600	66
ACE Ltd.	900	58
AON Corp.	600	32
BancorpSouth Inc.	1,400	22
Taubman Centers Inc.	400	21
Cullen/Frost Bankers Inc.	200	12
People's United Financial Inc.	400	5
		57,899
Health Care (5.4%)
Pfizer Inc.	192,889	3,918
Johnson & Johnson	65,387	3,874
Merck & Co. Inc.	67,521	2,229
UnitedHealth Group Inc.	36,066	1,630
* Amgen Inc.	29,952	1,601
Abbott Laboratories	30,100	1,476
* Gilead Sciences Inc.	27,293	1,158
* Express Scripts Inc.	19,268	1,071
* Celgene Corp.	16,762	964
WellPoint Inc.	13,726	958
Medtronic Inc.	23,200	913
* Thermo Fisher Scientific Inc.	15,575	865
* Medco Health Solutions Inc.	14,845	834
Allergan Inc.	11,699	831
* Genzyme Corp.	10,474	798
Stryker Corp.	12,549	763
St. Jude Medical Inc.	13,835	709
* Biogen Idec Inc.	9,610	705
Bristol-Myers Squibb Co.	25,495	674
* Agilent Technologies Inc.	15,007	672
Aetna Inc.	17,240	645
Cardinal Health Inc.	15,145	623
CIGNA Corp.	13,346	591
* Zimmer Holdings Inc.	9,270	561
AmerisourceBergen Corp. Class A	14,106	558
McKesson Corp.	6,232	493

* Laboratory Corp. of America Holdings	5,291	487
CR Bard Inc.	4,865	483
* DaVita Inc.	5,600	479
* Forest Laboratories Inc.	14,709	475
* Waters Corp.	5,218	453
* Life Technologies Corp.	8,522	447
* Hospira Inc.	8,060	445
Quest Diagnostics Inc.	7,345	424
Perrigo Co.	5,308	422
* Mylan Inc.	18,556	421
Eli Lilly & Co.	11,800	415
* Vertex Pharmaceuticals Inc.	8,400	403
* Watson Pharmaceuticals Inc.	7,096	397
Beckman Coulter Inc.	4,774	397
DENTSPLY International Inc.	10,328	382
Universal Health Services Inc. Class B	7,666	379
Baxter International Inc.	6,800	366
* Endo Pharmaceuticals Holdings Inc.	9,559	365
* Mettler-Toledo International Inc.	2,100	361
Omnicare Inc.	11,921	358
Cooper Cos. Inc.	4,584	318
* Tenet Healthcare Corp.	42,100	314
Techne Corp.	4,200	301
PerkinElmer Inc.	11,400	299
* Intuitive Surgical Inc.	720	240
* CareFusion Corp.	8,395	237
Hill-Rom Holdings Inc.	5,600	213
Patterson Cos. Inc.	6,600	212
* Covidien plc	3,000	156
Becton Dickinson and Co.	1,684	134
* Cephalon Inc.	200	15
		40,912
Industrials (5.6%)
General Electric Co.	259,109	5,195
United Technologies Corp.	24,876	2,106
Union Pacific Corp.	16,184	1,591
3M Co.	16,900	1,580
Caterpillar Inc.	11,900	1,325
Boeing Co.	15,820	1,170
United Parcel Service Inc. Class B	13,600	1,011
FedEx Corp.	10,776	1,008
Danaher Corp.	18,879	980
Cummins Inc.	7,321	802
Precision Castparts Corp.	5,252	773
Raytheon Co.	14,149	720
Emerson Electric Co.	12,100	707
Honeywell International Inc.	11,300	675
Ingersoll-Rand plc	13,100	633
Fluor Corp.	8,058	594
Deere & Co.	5,600	543
ITT Corp.	8,739	525
CH Robinson Worldwide Inc.	7,011	520
Expeditors International of Washington Inc.	9,728	488
Joy Global Inc.	4,800	474
CSX Corp.	5,900	464

Textron Inc.	16,781	460
WW Grainger Inc.	3,332	459
Southwest Airlines Co.	36,067	455
Fastenal Co.	6,865	445
* Stericycle Inc.	4,995	443
Flowserve Corp.	3,434	442
Republic Services Inc. Class A	14,110	424
* Jacobs Engineering Group Inc.	8,207	422
Rockwell Collins Inc.	6,400	415
PACCAR Inc.	7,800	408
AMETEK Inc.	9,294	408
KBR Inc.	10,782	407
Bucyrus International Inc. Class A	4,216	386
Equifax Inc.	9,900	385
* Navistar International Corp.	5,526	383
Donaldson Co. Inc.	5,956	365
Chicago Bridge & Iron Co. NV	8,900	362
* AGCO Corp.	6,524	359
* Terex Corp.	9,584	355
JB Hunt Transport Services Inc.	7,744	352
Wabtec Corp.	5,116	347
* Thomas & Betts Corp.	5,766	343
SPX Corp.	4,299	341
* TransDigm Group Inc.	4,000	335
Manitowoc Co. Inc.	15,262	334
* WABCO Holdings Inc.	5,415	334
Manpower Inc.	5,250	330
* Quanta Services Inc.	13,955	313
Gardner Denver Inc.	3,977	310
* WESCO International Inc.	4,845	303
* URS Corp.	6,559	302
* Spirit Aerosystems Holdings Inc. Class A	11,400	293
Valmont Industries Inc.	2,711	283
* Oshkosh Corp.	7,900	279
* BE Aerospace Inc.	7,800	277
Con-way Inc.	7,000	275
Dun & Bradstreet Corp.	3,400	273
* Aecom Technology Corp.	9,800	272
Lennox International Inc.	5,100	268
General Dynamics Corp.	3,491	267
Landstar System Inc.	5,788	264
Toro Co.	3,959	262
Pentair Inc.	6,800	257
* Shaw Group Inc.	7,200	255
Robert Half International Inc.	8,200	251
Alliant Techsystems Inc.	3,544	250
Armstrong World Industries Inc.	5,403	250
Towers Watson & Co. Class A	4,500	250
UTi Worldwide Inc.	12,204	247
Covanta Holding Corp.	14,400	246
* Babcock & Wilcox Co.	7,232	241
Copa Holdings SA Class A	4,493	237
Illinois Tool Works Inc.	3,700	199
Regal-Beloit Corp.	2,200	162
Norfolk Southern Corp.	2,300	159

MSC Industrial Direct Co. Class A	2,100	144
Cintas Corp.	4,550	138
Lockheed Martin Corp.	1,503	121
Tyco International Ltd.	2,600	116
* USG Corp.	5,900	98
Ryder System Inc.	1,400	71
L-3 Communications Holdings Inc.	489	38
IDEX Corp.	529	23
Pall Corp.	400	23
Roper Industries Inc.	200	17
Northrop Grumman Corp.	118	7
* Huntington Ingalls Industries Inc.	19	1
		42,425
Information Technology (8.8%)
* Apple Inc.	24,989	8,707
International Business Machines Corp.	34,897	5,691
Microsoft Corp.	214,456	5,439
* Google Inc. Class A	6,919	4,056
Oracle Corp.	109,679	3,660
Intel Corp.	150,400	3,034
Cisco Systems Inc.	164,908	2,828
Hewlett-Packard Co.	64,430	2,640
QUALCOMM Inc.	43,900	2,407
* EMC Corp.	64,290	1,707
* eBay Inc.	38,644	1,199
Visa Inc. Class A	15,897	1,170
Corning Inc.	52,967	1,093
* Cognizant Technology Solutions Corp. Class A	10,977	894
* Dell Inc.	61,135	887
* Juniper Networks Inc.	19,800	833
* Yahoo! Inc.	48,174	802
Applied Materials Inc.	51,280	801
Broadcom Corp. Class A	18,243	718
* Adobe Systems Inc.	21,444	711
Texas Instruments Inc.	19,446	672
* Symantec Corp.	34,939	648
* NetApp Inc.	13,071	630
Western Union Co.	30,165	626
* Intuit Inc.	11,638	618
* Citrix Systems Inc.	8,328	612
Altera Corp.	13,770	606
* Motorola Solutions Inc.	12,918	577
Analog Devices Inc.	13,334	525
* Fiserv Inc.	8,147	511
* Autodesk Inc.	11,308	499
Fidelity National Information Services Inc.	14,908	487
CA Inc.	20,140	487
Xilinx Inc.	14,717	483
* First Solar Inc.	2,971	478
* Teradata Corp.	9,036	458
KLA-Tencor Corp.	9,592	454
Amphenol Corp. Class A	8,332	453
* BMC Software Inc.	8,983	447
* Lam Research Corp.	7,700	436
Computer Sciences Corp.	8,200	400

* Atmel Corp.	28,800	393
Factset Research Systems Inc.	3,682	386
Accenture plc Class A	6,300	346
Activision Blizzard Inc.	31,000	340
Global Payments Inc.	6,760	331
* NVIDIA Corp.	17,900	330
* SAIC Inc.	18,906	320
* Fairchild Semiconductor International Inc. Class A	16,325	297
DST Systems Inc.	5,550	293
Solera Holdings Inc.	5,600	286
Xerox Corp.	26,155	279
* Motorola Mobility Holdings Inc.	11,303	276
National Semiconductor Corp.	18,971	272
Avago Technologies Ltd.	8,000	249
* Marvell Technology Group Ltd.	15,000	233
Tellabs Inc.	35,248	185
* Lexmark International Inc. Class A	4,500	167
* Ingram Micro Inc.	7,800	164
Mastercard Inc. Class A	594	149
Automatic Data Processing Inc.	2,574	132
FLIR Systems Inc.	3,300	114
Harris Corp.	2,100	104
* LSI Corp.	14,400	98
AVX Corp.	6,400	95
* Salesforce.com Inc.	603	81
* Tech Data Corp.	1,400	71
National Instruments Corp.	1,800	59
* Arrow Electronics Inc.	700	29
Lender Processing Services Inc.	800	26
		66,489
Materials (2.0%)
Freeport-McMoRan Copper & Gold Inc.	29,394	1,633
Monsanto Co.	16,208	1,171
Newmont Mining Corp.	16,554	903
EI du Pont de Nemours & Co.	14,300	786
Dow Chemical Co.	17,400	657
Mosaic Co.	7,248	571
Cliffs Natural Resources Inc.	5,700	560
Ecolab Inc.	10,800	551
CF Industries Holdings Inc.	3,411	467
Sigma-Aldrich Corp.	6,633	422
Walter Energy Inc.	3,100	420
Ball Corp.	11,318	406
FMC Corp.	4,759	404
* Crown Holdings Inc.	10,241	395
United States Steel Corp.	7,300	394
Reliance Steel & Aluminum Co.	6,200	358
Praxair Inc.	3,400	345
Sherwin-Williams Co.	4,100	344
Nucor Corp.	7,400	341
Airgas Inc.	5,043	335
* Owens-Illinois Inc.	10,800	326
International Paper Co.	10,743	324
Sealed Air Corp.	11,800	315
Ashland Inc.	5,198	300

Nalco Holding Co.	10,749	294
Scotts Miracle-Gro Co. Class A	5,042	292
Cytec Industries Inc.	4,933	268
Celanese Corp. Class A	5,407	240
* Intrepid Potash Inc.	6,803	237
Schnitzer Steel Industries Inc.	3,579	233
Royal Gold Inc.	4,200	220
Martin Marietta Materials Inc.	2,286	205
Steel Dynamics Inc.	9,800	184
* Titanium Metals Corp.	9,700	180
Albemarle Corp.	2,000	120
Alcoa Inc.	3,000	53
Air Products & Chemicals Inc.	500	45
Vulcan Materials Co.	334	15
		15,314
Telecommunication Services (1.4%)
AT&T Inc.	140,366	4,295
Verizon Communications Inc.	67,900	2,617
* American Tower Corp. Class A	15,649	811
* Sprint Nextel Corp.	122,135	567
* Crown Castle International Corp.	12,967	552
* NII Holdings Inc.	9,651	402
* MetroPCS Communications Inc.	20,300	330
* SBA Communications Corp. Class A	8,118	322
* United States Cellular Corp.	4,415	227
Telephone & Data Systems Inc.	5,063	171
* Clearwire Corp. Class A	29,147	163
Frontier Communications Corp.	16,298	134
CenturyLink Inc.	2,600	108
Telephone & Data Systems Inc.	3,000	88
* tw telecom inc Class A	3,500	67
		10,854
Utilities (1.6%)
NextEra Energy Inc.	15,197	838
PG&E Corp.	14,635	647
Sempra Energy	11,028	590
Edison International	14,600	534
FirstEnergy Corp.	14,278	530
Entergy Corp.	7,700	518
Xcel Energy Inc.	21,000	502
* AES Corp.	37,300	485
Southern Co.	11,000	419
Wisconsin Energy Corp.	13,650	416
Northeast Utilities	11,500	398
NSTAR	8,242	381
Energen Corp.	5,830	368
National Fuel Gas Co.	4,966	368
* Calpine Corp.	23,010	365
Constellation Energy Group Inc.	11,300	352
American Water Works Co. Inc.	12,300	345
CMS Energy Corp.	17,403	342
MDU Resources Group Inc.	14,804	340
UGI Corp.	10,100	332
ITC Holdings Corp.	4,713	329

* NRG Energy Inc.			14,924	322
* GenOn Energy Inc.			83,412	318
Alliant Energy Corp.			8,100	315
Aqua America Inc.			13,200	302
NV Energy Inc.			20,104	299
Exelon Corp.			5,200	214
DPL Inc.			7,800	214
Public Service Enterprise Group Inc.			5,564	175
Ormat Technologies Inc.			6,600	167
Dominion Resources Inc.			3,608	161
Great Plains Energy Inc.			7,800	156
Questar Corp.			8,757	153
Duke Energy Corp.			5,492	100
OGE Energy Corp.			300	15
				12,310
Total Common Stocks (Cost $209,221)				368,651
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.2%)
Alabama (0.1%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	536
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	532
				1,068
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	595	616

Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	110
Arizona COP	5.000%	10/1/18 (4)	500	526
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	488
Arizona School Facilities Board COP	5.500%	9/1/23	500	512
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (2)(Prere.)	500	574
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	531
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	519
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	2,083
Arizona Transportation Board Highway Revenue	5.250%	7/1/17	2,215	2,327
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	545
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	256
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	566
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	301
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/26	545	544

Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	822
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	528
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	779
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	476
				12,487
California (6.0%)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	507
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	522
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	476
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,195
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	565
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	564
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	561
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	561
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	561
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	637
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	519
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	232
California Economic Recovery Bonds GO	5.000%	7/1/15	295	321
California Economic Recovery Bonds GO	5.000%	7/1/18	500	559
California Economic Recovery Bonds GO	5.000%	7/1/19	500	552
California Economic Recovery Bonds GO	5.000%	7/1/20	500	543
California Economic Recovery Bonds GO	5.250%	7/1/21	825	898
California Economic Recovery Bonds GO	5.000%	7/1/22	500	519
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	516
California GO	5.250%	10/1/13 (14)	500	545
California GO	5.000%	11/1/13	500	543
California GO	5.000%	6/1/15	500	549
California GO	6.000%	2/1/16	500	577
California GO	5.000%	11/1/16	350	392
California GO	5.000%	3/1/17	500	555
California GO	5.000%	4/1/17	500	556
California GO	5.500%	4/1/18	1,000	1,134
California GO	6.000%	4/1/18	500	582
California GO	5.000%	9/1/18	500	539
California GO	5.000%	11/1/18 (3)	500	545
California GO	5.000%	6/1/19 (14)	500	535
California GO	5.000%	10/1/21	250	259
California GO	5.000%	6/1/25	495	496

California GO	5.500%	3/1/26	500	513
California GO	5.000%	6/1/27 (14)	500	494
California GO	5.000%	9/1/27	500	494
California GO	4.500%	8/1/28 (2)	485	429
California GO	5.750%	4/1/29	500	517
California GO	5.000%	9/1/29 (2)	500	486
California GO	5.250%	3/1/30	500	495
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	542
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	500
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	566
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	484
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/11 (2)	1,535	1,539
California State University Revenue Systemwide	5.750%	11/1/27	500	518
California State University Revenue Systemwide	5.250%	11/1/29	300	298
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	529
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	532
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	995	739
Los Angeles CA Community College District GO	5.000%	8/1/27	500	504
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	506
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	523
Los Angeles CA GO	5.000%	9/1/20 (14)	500	526
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	1,915
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	505
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	490
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	490
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	504
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	629
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/12	500	512
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	505
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	508
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	503
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	514
San Diego CA Unified School District GO	0.000%	7/1/27	500	179
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	542
San Diego CA Unified School District GO	0.000%	7/1/28	500	165
San Diego CA Unified School District GO	0.000%	7/1/29	500	154
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	467

San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	505
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	530
San Francisco CA City & County Public Utility
Commission Revenue	5.500%	11/1/30	500	529
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	681
University of California Revenue	5.000%	5/15/21	500	530
University of California Revenue	5.000%	5/15/25	500	524
University of California Revenue	5.000%	5/15/27 (14)	500	511
University of California Revenue	5.000%	5/15/28 (14)	500	509
				45,250
Colorado (1.3%)
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,203
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	577
Colorado Springs CO Utility System Revenue	5.000%	11/15/25	500	530
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	435
Denver CO City & County COP VRDO	0.210%	4/1/11	1,325	1,325
Denver CO City & County School District No. 1
GO	5.500%	12/1/23 (14)	500	583
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,529
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	500	447
				9,629
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/13	3,000	3,361
Connecticut GO	5.000%	1/1/14	500	553
Connecticut GO	5.000%	11/1/14	500	564
Connecticut GO	5.000%	12/1/14	500	565
Connecticut GO	5.000%	2/15/23	500	543
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	542
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	526
				6,654
Delaware (0.2%)
Delaware GO	5.000%	10/1/20	500	577
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	500	571
University of Delaware Revenue	5.000%	11/1/23	555	609
				1,757
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	537
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	534
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	514
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	522
				2,107
Florida (2.0%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	501

Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.000%	6/1/15	1,000	1,052
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.250%	6/1/17	435	456
Citizens Property Insurance Corp. Florida
Revenue (High Risk Account)	5.500%	6/1/17	500	530
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	551
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	552
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	553
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	545
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	528
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	686
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	3,565	3,730
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	556
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.220%	4/1/11 (14)LOC	200	200
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	491
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	542
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	499
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	504
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	533
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	486
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	555
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	571
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	534
				15,155
Georgia (2.2%)
Atlanta GA Airport Revenue	5.750%	1/1/13 (3)	3,370	3,399
Atlanta GA Airport Revenue	5.000%	1/1/16	425	466
Atlanta GA Airport Revenue	5.000%	1/1/20	500	533
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	539
Georgia GO	5.000%	10/1/13	500	552
Georgia GO	5.000%	9/1/15 (Prere.)	500	576
Georgia GO	5.000%	4/1/16	500	576
Georgia GO	5.000%	5/1/16	500	577
Georgia GO	5.000%	7/1/16	500	578
Georgia GO	5.750%	8/1/17	500	601
Georgia GO	5.000%	7/1/22	500	557
Georgia GO	5.000%	5/1/25	500	541
Georgia Municipal Electric Power Authority
Revenue	6.250%	1/1/12 (14)	3,000	3,122
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	557
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	570
Gwinnett County GA School District GO	5.000%	2/1/28	500	545

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	624
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	473
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	579
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	523
				16,488
Hawaii (0.5%)
Hawaii GO	5.750%	2/1/15 (4)	500	576
Hawaii GO	5.000%	4/1/19 (2)	500	555
Hawaii GO	5.000%	3/1/26 (4)	150	155
Hawaii GO	5.000%	6/1/29	500	519
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	572
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	548
Honolulu HI City & County GO	5.000%	12/1/30	310	318
University of Hawaii Revenue	5.000%	10/1/27	500	518
				3,761
Illinois (2.0%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/12 (3)	2,380	2,341
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	498
Chicago IL Board of Education GO	5.250%	12/1/26 (4)	500	483
Chicago IL GO	5.000%	12/1/16 (2)	500	534
Chicago IL GO	5.500%	1/1/17 (4)	500	543
Chicago IL GO	5.000%	1/1/19 (2)	500	513
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	493
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	503
Chicago IL Sales Tax Revenue VRDO	0.230%	4/1/11	2,300	2,300
Cook County IL GO	5.000%	11/15/21	500	513
Cook County IL GO	5.000%	11/15/28	500	492
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.200%	4/7/11	1,200	1,200
Illinois GO	5.000%	1/1/18	500	517
Illinois GO	5.000%	1/1/21 (4)	500	492
Illinois GO	5.000%	6/1/26	500	470
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	544
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	552
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	496
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	487
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	667
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	205
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	387
				15,230
Indiana (0.3%)
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	571

Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	273
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	529
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	544
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (Prere.)	500	536
Indiana University Student Fee Revenue	5.000%	8/1/23	100	107
				2,560
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	235

Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	549
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	541
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,405
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	1,000	1,104
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.) VRDO	0.220%	4/1/11 LOC	200	200
				3,799
Kentucky (0.2%)
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	534
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	508
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	314
				1,356
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	439
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	488
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	501
Louisiana GO	5.000%	5/1/18 (4)	500	552
Louisiana GO	5.000%	5/1/23 (4)	500	526
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,267
				3,773
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	529

Maryland (0.9%)
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	574
Maryland GO	5.000%	3/1/15	550	624
Maryland GO	5.250%	3/1/15	500	572

Maryland GO	5.000%	8/1/15 (Prere.)	500	575
Maryland GO	5.000%	8/1/15	500	573
Maryland GO	5.250%	3/1/17	500	586
Maryland GO	5.000%	7/15/17	500	581
Maryland GO	5.000%	3/15/22	500	556
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	830
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	549
Maryland Transportation Authority GAN	5.250%	3/1/20	500	574
Montgomery County MD GO	5.000%	11/1/17	500	583
				7,177
Massachusetts (2.3%)
Massachusetts Bay Transportation Authority
Revenue Sales Tax	5.000%	7/1/18 (Prere.)	500	589
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	457
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	466
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	519
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	560
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	342
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,233
Massachusetts GO	5.000%	5/1/14	500	558
Massachusetts GO	5.500%	11/1/16	500	589
Massachusetts GO	5.500%	10/1/18	500	589
Massachusetts GO	5.000%	7/1/20	500	559
Massachusetts GO	5.500%	10/1/20	500	586
Massachusetts GO	5.250%	8/1/23	500	570
Massachusetts GO	5.000%	3/1/25	1,000	1,060
Massachusetts GO	5.000%	3/1/26	500	526
Massachusetts GO	5.000%	4/1/29	500	519
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	975	1,014
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	533
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/28	500	566
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.200%	4/1/11	1,200	1,200
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	569
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	508
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	507
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	530
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	103

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	583
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	961
				17,796
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	491
Mason MI Public School District (School Building
& Site) GO	5.250%	5/1/17 (4)	1,850	2,006
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	518
Michigan GO	5.000%	9/15/14 (4)	500	552
Michigan GO	5.000%	5/1/18	500	554
Michigan GO	5.500%	11/1/25	595	631
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	5,034
Michigan Trunk Line Revenue	5.000%	11/1/21	500	530
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	526
				10,842
Minnesota (0.7%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	563
Minnesota GO	5.000%	6/1/13	500	546
Minnesota GO	5.000%	11/1/14	500	567
Minnesota GO	5.000%	8/1/15	500	572
Minnesota GO	5.000%	8/1/19	500	578
Minnesota GO	5.000%	8/1/21	500	563
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	567
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	512
University of Minnesota Revenue	5.000%	8/1/19	500	568
University of Minnesota Revenue	5.250%	12/1/29	500	541
				5,577
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	884

Missouri (0.8%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	500	520
Kansas City MO Water Revenue	5.000%	12/1/18 (13)	500	572
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.500%	12/1/15 (4)	2,965	3,006
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	342
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	579
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	544
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	383
				5,946

Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	503
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	501
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	450
Clark County NV School District GO	5.000%	6/15/18	1,690	1,834
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	510
				3,798
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	533

New Jersey (2.4%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/13 (4)(Prere.)	875	976
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	321
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	303
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	500	443
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	497
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	500	550
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (2)(Prere.)	500	550
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	536
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	501
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	546
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	522
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	453
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	553
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	514
New Jersey GO	5.250%	7/15/15 (2)	500	562
New Jersey GO	5.000%	8/15/15	790	881
New Jersey GO	5.250%	7/1/16 (14)	500	566
New Jersey GO	5.250%	7/15/18 (2)	500	565
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	389
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	221
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	515
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/11 (Prere.)	625	650

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (3)(Prere.)	500	566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	543
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	297
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	749
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	522
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	548
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	481
				17,978
New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	545
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	546
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	547
				1,638
New York (9.6%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	550
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	545
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/12 (4)(ETM)	2,000	2,153
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	425	465
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	692
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	533
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	523
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	520
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	322
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23	500	513
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	500	498
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	643
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	562
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	641

Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/12 (14)	1,000	1,069
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	560
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	500	554
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	527
New York City NY GO	5.750%	8/1/12 (Prere.)	20	21
New York City NY GO	5.500%	6/1/13 (Prere.)	500	552
New York City NY GO	5.250%	8/1/13	500	547
New York City NY GO	5.750%	8/1/13	500	530
New York City NY GO	5.750%	8/1/13	480	509
New York City NY GO	5.000%	1/1/14	500	548
New York City NY GO	5.250%	9/1/14	500	561
New York City NY GO	5.000%	8/1/16	500	563
New York City NY GO	5.000%	2/1/17	500	562
New York City NY GO	5.000%	9/1/17	500	543
New York City NY GO	5.000%	2/1/18	500	551
New York City NY GO	5.000%	8/1/19	500	544
New York City NY GO	5.000%	8/1/23 (14)	500	519
New York City NY GO	5.000%	11/1/23	305	317
New York City NY GO	5.250%	8/15/24	500	530
New York City NY GO	5.000%	8/1/25	905	925
New York City NY GO	5.000%	8/15/26	475	489
New York City NY GO	5.000%	5/15/28	480	490
New York City NY GO	5.000%	8/1/28	500	505
New York City NY GO	5.000%	8/1/28	400	410
New York City NY GO	5.500%	11/15/28	300	316
New York City NY GO	5.625%	4/1/29	840	890
New York City NY GO	5.000%	5/15/29	500	508
New York City NY GO VRDO	0.210%	4/7/11 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	478
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	519
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	283
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	500	528
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	592
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/19	500	527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	521
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	505
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	258
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	518
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	526

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	522
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	523
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	520
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,083
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	532
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	65	70
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	556
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/19 (14)	435	464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	280	299
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	531
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	528
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	522
New York GO	4.500%	2/1/17	500	553
New York GO	4.500%	2/1/18	500	551
New York GO	4.500%	2/1/19	500	547
New York GO	5.000%	2/15/30	315	327
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	540
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	527
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	535
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	413
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	260
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	504
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	601
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	502
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	325	349
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	499

New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.210%	4/7/11 LOC	5,300	5,300
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	515
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	527
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	501
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	537
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	396
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	559
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	605
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	531
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	516
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	540
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	542
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	496
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	538
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	527
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	508
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	512
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	256
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,175
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	550
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	567
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	2,030	2,349
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,572
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	595
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	514
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	575
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	568

Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	569
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	516
				72,908
North Carolina (1.0%)
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	524
North Carolina Capital Improvement GO	5.000%	5/1/29	500	515
North Carolina Eastern Municipal Power Agency
Revenue	5.125%	1/1/14	2,400	2,530
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	500	501
North Carolina GO	5.000%	6/1/19	500	579
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,136
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	502
Wake County NC GO	5.000%	3/1/22	400	458
				7,745
Ohio (1.6%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	542
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	1,930	1,468
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	541
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	513
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	520
Ohio Common Schools GO VRDO	0.200%	4/7/11	200	200
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,048
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	560
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	620
Ohio State University General Receipts
Revenue	5.000%	12/1/16	500	570
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	563
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	502
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/17	3,000	3,321
				11,968
Oregon (0.1%)
Oregon Department Administrative Services
Lottery Revenue	5.250%	4/1/31	500	525
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	542
				1,067
Pennsylvania (1.6%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	330
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	549
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	520

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	508
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	751
Pennsylvania GO	5.000%	9/1/14 (4)	500	563
Pennsylvania GO	5.250%	7/1/15	500	573
Pennsylvania GO	5.375%	7/1/21	1,085	1,261
Pennsylvania GO	5.000%	8/1/22	500	538
Pennsylvania GO	5.000%	1/1/26	100	105
Pennsylvania GO	5.000%	4/15/28	500	520
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	206
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	520
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	310	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	356
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,032
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	547
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	516
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	512
Philadelphia PA School District GO	5.250%	9/1/22	500	514
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	589
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	545
				11,866
Puerto Rico (1.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	517
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	502
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	516
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	507
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	487
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	474
Puerto Rico GO	6.000%	7/1/27 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	493
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	489
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	497
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	493
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,576
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	514
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	461
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (4)(ETM)	3,000	3,648
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	489
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	465
				13,634

South Carolina (0.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	536
Greenville County SC School District GO	5.000%	12/1/27	500	498
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	774
South Carolina GO	5.000%	4/1/20	450	519
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,721
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	510
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	548
				5,106
Tennessee (0.6%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	568
Memphis TN GO	5.000%	7/1/21	500	558
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	562
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	399
Shelby County TN GO	5.000%	4/1/19	500	570
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	505
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	501
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	500	495
Tennessee GO	5.000%	8/1/14	500	563
				4,721
Texas (3.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	766
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	294
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.000%	8/15/18	500	577
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	492
1 Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	206
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	518
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/27	500	488
Dallas TX GO	5.000%	2/15/15	500	563
Dallas TX Independent School District GO	5.000%	8/15/14	500	563
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	556
Harris County TX Flood Control District GO	5.250%	10/1/18	435	503
Harris County TX GO	5.000%	8/15/27	500	514
Harris County TX Revenue	5.000%	10/1/23	500	545
Houston TX GO	5.000%	3/1/20	500	556
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	567

Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	510
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	512
Houston TX Utility System Revenue	5.250%	11/15/30	500	519
Lone Star College System Texas GO	5.000%	8/15/23	250	276
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	522
Lubbock TX Independent School District GO
VRDO	0.210%	4/1/11 LOC	1,300	1,300
North East TX Independent School District GO	5.250%	2/1/22	500	580
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	544
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	522
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	260
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	513
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	505
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	569
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	905	979
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	295
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	530
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	500	505
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	3,000	2,649
Texas Public Finance Authority GO	5.500%	10/1/12	500	512
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	560
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	548
Texas State University System Revenue	5.000%	3/15/26	500	524
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	519
Texas Transportation Commission Revenue	4.750%	4/1/24	500	523
Texas Transportation Commission Revenue	5.000%	4/1/25	500	532
Texas Transportation Commission Revenue	5.000%	4/1/26	500	526
Texas Water Financial Assistance GO	5.000%	8/1/24	500	536
Texas Water Financial Assistance GO	5.000%	8/1/25	500	532
Texas Water Financial Assistance GO	5.000%	8/1/26	500	527
Texas Water Financial Assistance GO	5.000%	8/1/27	500	523
University of Texas Permanent University Fund
Revenue	5.250%	7/1/22	500	579
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	567
				27,306
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	518
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	521
Utah GO	5.000%	7/1/16	500	578
Utah GO	5.000%	7/1/16	500	578
				2,195

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	449

Virginia (0.5%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	582
Virginia Public Building Authority Revenue	5.000%	8/1/24	1,090	1,169
Virginia Public School Authority Revenue	5.000%	8/1/13	500	548
Virginia Public School Authority Revenue	5.000%	8/1/19	500	572
Virginia Public School Authority Revenue	5.000%	8/1/19	500	572
				3,443
Washington (1.0%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	563
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	576
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	570
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	986
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	686
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/26	500	527
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	455
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	517
Washington GO	5.700%	10/1/15 (4)	500	535
Washington GO	5.000%	2/1/16	500	570
Washington GO	0.000%	6/1/20 (3)	500	351
Washington GO	5.000%	8/1/20	500	560
Washington GO	5.000%	7/1/21 (4)	500	532
Washington GO	5.000%	7/1/21	500	547
				7,975
Wisconsin (0.5%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	488
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,346
Wisconsin GO	4.000%	9/1/15	970	1,051
Wisconsin GO	5.000%	5/1/23	500	536
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	563
				3,984
Total Tax-Exempt Municipal Bonds (Cost $386,272)				388,990
Total Investments (99.8%) (Cost $595,493)				757,641
Other Assets and Liabilities-Net (0.2%)				1,294
Net Assets (100%)				758,935

* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2011.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.

Tax-Managed Balanced Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	368,651	-	-
Tax-Exempt Municipal Bonds	-	388,990	-
Total	368,651	388,990	-

C. At March 31, 2011, the cost of investment securities for tax purposes was $595,493,000. Net unrealized appreciation of investment securities for tax purposes was $162,148,000, consisting of unrealized gains of $170,690,000 on securities that had risen in value since their purchase and $8,542,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.9%)
Brunswick Corp.	377,769	9,607
Wolverine World Wide Inc.	210,625	7,852
* Carter's Inc.	245,132	7,018
* CROCS Inc.	376,934	6,725
* Iconix Brand Group Inc.	309,405	6,646
* Live Nation Entertainment Inc.	662,910	6,629
* Coinstar Inc.	135,018	6,200
Men's Wearhouse Inc.	224,478	6,074
* JOS A Bank Clothiers Inc.	117,452	5,976
Hillenbrand Inc.	266,136	5,722
* Childrens Place Retail Stores Inc.	110,419	5,502
* HSN Inc.	165,256	5,293
Pool Corp.	207,574	5,005
* Jack in the Box Inc.	215,674	4,891
Cracker Barrel Old Country Store Inc.	98,539	4,842
* OfficeMax Inc.	360,604	4,666
* Steven Madden Ltd.	98,852	4,639
Arbitron Inc.	114,810	4,596
Finish Line Inc. Class A	226,953	4,505
Buckle Inc.	111,231	4,494
PF Chang's China Bistro Inc.	97,022	4,481
Group 1 Automotive Inc.	101,161	4,330
* Cabela's Inc.	171,562	4,291
Monro Muffler Brake Inc.	129,206	4,261
* Hibbett Sports Inc.	118,576	4,246
Texas Roadhouse Inc. Class A	249,362	4,237
* Buffalo Wild Wings Inc.	77,517	4,219
* Genesco Inc.	100,446	4,038
* Helen of Troy Ltd.	130,486	3,836
* BJ's Restaurants Inc.	96,748	3,805
* Vitamin Shoppe Inc.	108,701	3,677
* DineEquity Inc.	66,632	3,663
* Ruby Tuesday Inc.	275,192	3,608
* Pinnacle Entertainment Inc.	262,713	3,578
* Capella Education Co.	69,377	3,454
* Blue Nile Inc.	61,966	3,346
* Meritage Homes Corp.	137,299	3,313
CEC Entertainment Inc.	86,375	3,259
* American Public Education Inc.	78,646	3,181
Cato Corp. Class A	125,261	3,069
* Skechers U.S.A. Inc. Class A	145,617	2,991
Stage Stores Inc.	155,218	2,983
PEP Boys-Manny Moe & Jack	223,363	2,839
* Maidenform Brands Inc.	99,092	2,831
* Interval Leisure Group Inc.	171,695	2,807
* Pre-Paid Legal Services Inc.	41,514	2,740
* Papa John's International Inc.	85,149	2,697
* Peet's Coffee & Tea Inc.	55,541	2,671
Ethan Allen Interiors Inc.	121,779	2,667

* RC2 Corp.	92,166	2,590
* Biglari Holdings Inc.	6,087	2,578
Superior Industries International Inc.	98,804	2,533
* True Religion Apparel Inc.	107,780	2,530
* Lumber Liquidators Holdings Inc.	99,736	2,492
* Shuffle Master Inc.	228,821	2,444
* Quiksilver Inc.	552,191	2,441
* Sonic Corp.	261,027	2,362
* Zumiez Inc.	88,392	2,336
Brown Shoe Co. Inc.	186,060	2,274
Fred's Inc. Class A	167,102	2,226
* Jakks Pacific Inc.	114,888	2,223
* Liz Claiborne Inc.	401,073	2,162
Sonic Automotive Inc. Class A	150,076	2,103
* La-Z-Boy Inc.	219,995	2,101
Oxford Industries Inc.	59,192	2,024
Callaway Golf Co.	273,194	1,863
* Universal Electronics Inc.	62,857	1,858
Sturm Ruger & Co. Inc.	79,269	1,821
Drew Industries Inc.	80,881	1,806
* Red Robin Gourmet Burgers Inc.	66,408	1,786
* California Pizza Kitchen Inc.	103,797	1,752
Universal Technical Institute Inc.	88,844	1,728
* Winnebago Industries Inc.	123,999	1,658
Nutrisystem Inc.	113,598	1,646
* Corinthian Colleges Inc.	358,100	1,583
* Standard Pacific Corp.	419,522	1,565
PetMed Express Inc.	96,156	1,525
* Perry Ellis International Inc.	52,635	1,449
Volcom Inc.	72,666	1,346
Lithia Motors Inc. Class A	92,140	1,343
* EW Scripps Co. Class A	131,700	1,304
* K-Swiss Inc. Class A	114,981	1,296
* M/I Homes Inc.	78,945	1,183
Stein Mart Inc.	115,270	1,165
Standard Motor Products Inc.	82,212	1,137
Big 5 Sporting Goods Corp.	92,418	1,102
HOT Topic Inc.	190,484	1,086
* Movado Group Inc.	73,654	1,081
Haverty Furniture Cos. Inc.	78,254	1,038
* Kirkland's Inc.	66,720	1,030
Marcus Corp.	91,300	995
Christopher & Banks Corp.	152,274	987
* MarineMax Inc.	98,458	971
Spartan Motors Inc.	140,326	963
* Arctic Cat Inc.	51,549	802
* Tuesday Morning Corp.	157,288	771
Blyth Inc.	23,220	754
* Ruth's Hospitality Group Inc.	130,556	674
* Coldwater Creek Inc.	254,709	672
* Kid Brands Inc.	90,945	668
* Multimedia Games Inc.	116,624	668
* Audiovox Corp. Class A	78,375	627
Skyline Corp.	29,010	582
* Monarch Casino & Resort Inc.	48,042	500
* O'Charleys Inc.	80,010	478
* Midas Inc.	59,868	459

* Zale Corp.	97,575	389
		303,530
Consumer Staples (3.7%)
* United Natural Foods Inc.	204,862	9,182
* TreeHouse Foods Inc.	150,620	8,566
* Darling International Inc.	495,626	7,618
Casey's General Stores Inc.	161,233	6,288
* Hain Celestial Group Inc.	182,858	5,903
Diamond Foods Inc.	93,258	5,204
Snyders-Lance Inc.	200,415	3,978
Andersons Inc.	78,637	3,831
B&G Foods Inc. Class A	203,647	3,822
Sanderson Farms Inc.	79,952	3,671
* Boston Beer Co. Inc. Class A	38,534	3,569
WD-40 Co.	72,291	3,061
J&J Snack Foods Corp.	60,707	2,857
* Prestige Brands Holdings Inc.	212,988	2,449
* Central Garden and Pet Co. Class A	222,638	2,050
Nash Finch Co.	51,517	1,955
Cal-Maine Foods Inc.	56,686	1,672
* Alliance One International Inc.	369,297	1,485
Spartan Stores Inc.	95,999	1,420
* Seneca Foods Corp. Class A	38,902	1,162
* Medifast Inc.	56,946	1,125
Calavo Growers Inc.	51,115	1,117
		81,985
Energy (6.5%)
* Oil States International Inc.	216,233	16,464
Lufkin Industries Inc.	130,625	12,210
World Fuel Services Corp.	295,804	12,013
Holly Corp.	187,864	11,415
CARBO Ceramics Inc.	80,780	11,400
SEACOR Holdings Inc.	91,054	8,419
* ION Geophysical Corp.	650,226	8,251
* Swift Energy Co.	178,722	7,628
* Bristow Group Inc.	154,212	7,294
* Stone Energy Corp.	208,038	6,942
* Gulfport Energy Corp.	157,173	5,682
* Tetra Technologies Inc.	325,489	5,013
* Petroleum Development Corp.	99,768	4,790
Contango Oil & Gas Co.	54,574	3,451
Penn Virginia Corp.	193,776	3,286
* Pioneer Drilling Co.	230,678	3,183
* Hornbeck Offshore Services Inc.	98,820	3,049
* Basic Energy Services Inc.	99,078	2,527
* Georesources Inc.	77,245	2,415
* Petroquest Energy Inc.	235,898	2,208
Gulf Island Fabrication Inc.	60,998	1,962
* Matrix Service Co.	111,961	1,556
		141,158
Exchange-Traded Fund (3.5%)
1 Vanguard REIT ETF	1,315,000	76,914

Financials (15.2%)
* Stifel Financial Corp.	145,470	10,443
* Signature Bank	172,341	9,720
* ProAssurance Corp.	129,603	8,213

Delphi Financial Group Inc.	231,814	7,119
* Ezcorp Inc. Class A	212,199	6,661
* Portfolio Recovery Associates Inc.	72,641	6,184
Cash America International Inc.	125,707	5,789
Whitney Holding Corp.	410,460	5,590
Umpqua Holdings Corp.	487,263	5,574
Wintrust Financial Corp.	148,510	5,458
BioMed Realty Trust Inc.	278,945	5,306
Susquehanna Bancshares Inc.	552,329	5,164
* First Cash Financial Services Inc.	133,377	5,148
Mid-America Apartment Communities Inc.	75,911	4,874
Hancock Holding Co.	146,384	4,807
UMB Financial Corp.	127,546	4,764
Home Properties Inc.	80,716	4,758
National Retail Properties Inc.	177,923	4,649
Entertainment Properties Trust	98,821	4,627
Glacier Bancorp Inc.	305,240	4,594
Prospect Capital Corp.	374,812	4,576
First Financial Bankshares Inc.	88,906	4,567
Tanger Factory Outlet Centers	172,664	4,531
* World Acceptance Corp.	67,359	4,392
LaSalle Hotel Properties	160,983	4,347
Kilroy Realty Corp.	111,468	4,328
United Bankshares Inc.	162,771	4,317
Old National Bancorp	401,860	4,308
Tower Group Inc.	175,853	4,226
First Financial Bancorp	246,478	4,114
Post Properties Inc.	104,502	4,102
* Texas Capital Bancshares Inc.	157,615	4,096
RLI Corp.	70,676	4,074
National Penn Bancshares Inc.	521,122	4,034
Selective Insurance Group Inc.	229,169	3,965
DiamondRock Hospitality Co.	353,567	3,949
Extra Space Storage Inc.	186,823	3,869
PrivateBancorp Inc. Class A	248,243	3,796
First Midwest Bancorp Inc.	316,994	3,737
Sterling Bancshares Inc.	432,365	3,723
Community Bank System Inc.	141,863	3,443
Employers Holdings Inc.	163,463	3,377
NBT Bancorp Inc.	146,706	3,343
Colonial Properties Trust	172,082	3,313
optionsXpress Holdings Inc.	180,160	3,299
Provident Financial Services Inc.	218,849	3,239
Healthcare Realty Trust Inc.	142,611	3,237
* Investment Technology Group Inc.	176,788	3,216
Columbia Banking System Inc.	166,805	3,198
Infinity Property & Casualty Corp.	52,810	3,142
Safety Insurance Group Inc.	63,809	2,942
* Forestar Group Inc.	150,302	2,859
Interactive Brokers Group Inc.	179,078	2,846
Horace Mann Educators Corp.	169,047	2,840
Medical Properties Trust Inc.	236,940	2,741
First Commonwealth Financial Corp.	399,683	2,738
* National Financial Partners Corp.	185,286	2,733
* Navigators Group Inc.	52,866	2,723
Brookline Bancorp Inc.	251,382	2,647
* Piper Jaffray Cos.	61,666	2,555
EastGroup Properties Inc.	57,472	2,527

Lexington Realty Trust	267,177	2,498
Bank of the Ozarks Inc.	55,855	2,441
Independent Bank Corp.	89,993	2,431
* Pinnacle Financial Partners Inc.	143,597	2,375
Meadowbrook Insurance Group Inc.	225,354	2,332
Sovran Self Storage Inc.	58,823	2,326
City Holding Co.	65,602	2,320
PS Business Parks Inc.	39,871	2,310
Boston Private Financial Holdings Inc.	324,409	2,294
S&T Bancorp Inc.	105,487	2,275
Saul Centers Inc.	49,221	2,193
Home Bancshares Inc.	92,774	2,111
Franklin Street Properties Corp.	149,607	2,105
Simmons First National Corp. Class A	73,478	1,991
Trustco Bank Corp. NY	327,873	1,944
United Fire & Casualty Co.	89,773	1,814
LTC Properties Inc.	63,460	1,798
Wilmington Trust Corp.	387,602	1,752
Dime Community Bancshares Inc.	117,470	1,734
* AMERISAFE Inc.	76,856	1,699
Pennsylvania Real Estate Investment Trust	117,702	1,680
Acadia Realty Trust	85,875	1,625
Inland Real Estate Corp.	162,071	1,546
* Nara Bancorp Inc.	160,328	1,542
Tompkins Financial Corp.	35,015	1,455
Sterling Bancorp	131,406	1,315
* eHealth Inc.	94,493	1,257
Getty Realty Corp.	52,992	1,212
* TradeStation Group Inc.	169,570	1,190
Universal Health Realty Income Trust	26,676	1,081
* United Community Banks Inc.	404,003	958
Urstadt Biddle Properties Inc. Class A	49,118	934
Presidential Life Corp.	89,880	857
Stewart Information Services Corp.	80,572	844
Bank Mutual Corp.	190,643	806
* Hanmi Financial Corp.	644,942	800
Parkway Properties Inc.	46,602	792
SWS Group Inc.	126,238	766
Kite Realty Group Trust	135,521	720
Cedar Shopping Centers Inc.	102,078	616
* LaBranche & Co. Inc.	152,059	598
* First BanCorp	90,481	452
Wilshire Bancorp Inc.	83,686	410
		331,650
Health Care (12.8%)
* Regeneron Pharmaceuticals Inc.	313,450	14,086
* AMERIGROUP Corp.	210,207	13,506
* Healthspring Inc.	277,684	10,377
* HMS Holdings Corp.	118,456	9,696
* Catalyst Health Solutions Inc.	166,265	9,299
* Dionex Corp.	74,232	8,763
* Salix Pharmaceuticals Ltd.	247,255	8,661
* Haemonetics Corp.	107,949	7,075
* American Medical Systems Holdings Inc.	326,475	7,065
* Centene Corp.	210,634	6,947
* Magellan Health Services Inc.	140,438	6,893
Quality Systems Inc.	81,346	6,779

* Viropharma Inc.	332,267	6,612
* PSS World Medical Inc.	235,131	6,384
* Cubist Pharmaceuticals Inc.	252,408	6,371
West Pharmaceutical Services Inc.	141,692	6,344
* Parexel International Corp.	249,093	6,202
Chemed Corp.	89,614	5,969
* Align Technology Inc.	290,780	5,955
* Par Pharmaceutical Cos. Inc.	152,622	4,744
* Amedisys Inc.	125,380	4,388
* MWI Veterinary Supply Inc.	53,210	4,293
Invacare Corp.	137,451	4,277
Meridian Bioscience Inc.	174,038	4,175
* Integra LifeSciences Holdings Corp.	87,530	4,151
* Zoll Medical Corp.	91,785	4,113
* Neogen Corp.	98,198	4,063
* RehabCare Group Inc.	105,865	3,903
* Questcor Pharmaceuticals Inc.	265,402	3,824
* Hanger Orthopedic Group Inc.	140,145	3,648
* Gentiva Health Services Inc.	126,847	3,556
* Amsurg Corp. Class A	133,081	3,386
* Cyberonics Inc.	103,629	3,296
* Savient Pharmaceuticals Inc.	301,161	3,192
* Air Methods Corp.	47,403	3,188
* CONMED Corp.	120,153	3,158
* IPC The Hospitalist Co. Inc.	69,404	3,152
Analogic Corp.	54,396	3,076
Computer Programs & Systems Inc.	46,524	2,991
* Molina Healthcare Inc.	72,620	2,905
* Abaxis Inc.	95,618	2,758
* Greatbatch Inc.	98,843	2,615
Landauer Inc.	39,884	2,454
* Merit Medical Systems Inc.	120,070	2,356
* Bio-Reference Labs Inc.	103,930	2,332
* Healthways Inc.	144,699	2,224
* ICU Medical Inc.	50,447	2,209
* Emergent Biosolutions Inc.	91,224	2,204
* Omnicell Inc.	140,046	2,134
* Natus Medical Inc.	122,700	2,061
* LHC Group Inc.	66,531	1,996
Ensign Group Inc.	55,681	1,778
* Affymetrix Inc.	298,298	1,554
* Symmetry Medical Inc.	152,872	1,498
* Corvel Corp.	27,716	1,474
* AMN Healthcare Services Inc.	164,807	1,427
* PharMerica Corp.	124,197	1,421
Cantel Medical Corp.	54,115	1,393
* Almost Family Inc.	35,218	1,326
* Arqule Inc.	184,601	1,322
* eResearchTechnology Inc.	182,336	1,234
* Medcath Corp.	86,122	1,201
* Palomar Medical Technologies Inc.	79,727	1,184
* Cross Country Healthcare Inc.	131,100	1,027
* SurModics Inc.	73,528	919
* Kensey Nash Corp.	35,891	894
* Hi-Tech Pharmacal Co. Inc.	43,053	867
* CryoLife Inc.	118,115	721
* Cambrex Corp.	124,230	683
* Kendle International Inc.	62,983	675

* Enzo Biochem Inc.	136,865	573
* LCA-Vision Inc.	79,032	533
		279,510
Industrials (16.3%)
CLARCOR Inc.	213,692	9,601
* Esterline Technologies Corp.	129,547	9,162
Robbins & Myers Inc.	192,989	8,876
* Moog Inc. Class A	192,691	8,846
* EMCOR Group Inc.	283,374	8,776
Toro Co.	131,904	8,735
Actuant Corp. Class A	291,080	8,441
* Teledyne Technologies Inc.	155,356	8,033
Brady Corp. Class A	223,794	7,987
Belden Inc.	200,735	7,538
* Geo Group Inc.	273,926	7,023
United Stationers Inc.	98,406	6,992
Curtiss-Wright Corp.	196,839	6,917
* Tetra Tech Inc.	264,759	6,537
AO Smith Corp.	142,294	6,309
* Old Dominion Freight Line Inc.	178,262	6,255
Triumph Group Inc.	70,079	6,198
Mueller Industries Inc.	160,867	5,891
* HUB Group Inc. Class A	159,210	5,762
Kaydon Corp.	139,170	5,454
* II-VI Inc.	108,636	5,405
Applied Industrial Technologies Inc.	160,571	5,341
ABM Industries Inc.	202,335	5,137
Knight Transportation Inc.	263,344	5,069
Interface Inc. Class A	272,666	5,042
Simpson Manufacturing Co. Inc.	170,358	5,019
Healthcare Services Group Inc.	281,423	4,947
Briggs & Stratton Corp.	213,468	4,835
* Ceradyne Inc.	105,481	4,755
Watts Water Technologies Inc. Class A	124,490	4,754
* Orbital Sciences Corp.	247,632	4,685
* AAR Corp.	168,510	4,671
* Insituform Technologies Inc. Class A	167,328	4,476
ESCO Technologies Inc.	112,776	4,302
Lindsay Corp.	53,169	4,201
Barnes Group Inc.	191,717	4,003
Kaman Corp.	110,667	3,895
Skywest Inc.	229,062	3,876
Cubic Corp.	66,963	3,850
Forward Air Corp.	123,623	3,787
Heartland Express Inc.	215,426	3,783
* Mobile Mini Inc.	156,318	3,755
American Science & Engineering Inc.	38,635	3,568
* SYKES Enterprises Inc.	173,513	3,430
CIRCOR International Inc.	72,643	3,416
Unifirst Corp.	62,449	3,310
* EnPro Industries Inc.	87,440	3,176
* Astec Industries Inc.	84,692	3,158
* TrueBlue Inc.	186,797	3,136
Quanex Building Products Corp.	159,613	3,133
* SFN Group Inc.	217,154	3,060
Universal Forest Products Inc.	82,214	3,013
Albany International Corp.	117,543	2,927

Insperity Inc.	94,954	2,885
Arkansas Best Corp.	107,996	2,799
Allegiant Travel Co. Class A	63,762	2,793
* Exponent Inc.	59,747	2,665
G&K Services Inc. Class A	79,215	2,634
Badger Meter Inc.	63,822	2,630
* Kelly Services Inc. Class A	120,135	2,608
* Griffon Corp.	197,529	2,594
* Dycom Industries Inc.	149,531	2,593
National Presto Industries Inc.	22,245	2,507
AZZ Inc.	53,018	2,418
John Bean Technologies Corp.	121,556	2,338
* Consolidated Graphics Inc.	42,078	2,299
Comfort Systems USA Inc.	160,316	2,256
* Aerovironment Inc.	63,820	2,232
* Navigant Consulting Inc.	217,367	2,171
Tredegar Corp.	97,269	2,099
Heidrick & Struggles International Inc.	74,239	2,066
Viad Corp.	85,639	2,050
Standex International Corp.	53,337	2,021
Encore Wire Corp.	80,758	1,966
Cascade Corp.	38,886	1,734
Federal Signal Corp.	264,903	1,725
AAON Inc.	50,254	1,653
Apogee Enterprises Inc.	119,199	1,572
* Dolan Co.	128,790	1,563
* Gibraltar Industries Inc.	128,744	1,536
* GenCorp Inc.	249,947	1,495
* Powell Industries Inc.	37,743	1,489
* On Assignment Inc.	155,365	1,470
Vicor Corp.	82,773	1,365
* Orion Marine Group Inc.	114,508	1,230
* School Specialty Inc.	68,164	975
* NCI Building Systems Inc.	71,404	905
CDI Corp.	54,620	808
* Lydall Inc.	72,092	641
Lawson Products Inc.	17,226	397
Standard Register Co.	56,159	186
		355,616
Information Technology (19.0%)
* TriQuint Semiconductor Inc.	691,351	8,925
* Veeco Instruments Inc.	172,640	8,777
* Wright Express Corp.	163,279	8,464
Anixter International Inc.	120,494	8,421
* Progress Software Corp.	284,882	8,287
* CACI International Inc. Class A	129,196	7,922
* Microsemi Corp.	364,160	7,542
* CommVault Systems Inc.	185,244	7,388
MKS Instruments Inc.	219,847	7,321
* Cymer Inc.	128,124	7,249
* Viasat Inc.	176,693	7,039
* Hittite Microwave Corp.	106,325	6,780
* Arris Group Inc.	515,431	6,567
* Taleo Corp. Class A	173,360	6,180
* Plexus Corp.	172,242	6,039
MAXIMUS Inc.	72,938	5,920
* j2 Global Communications Inc.	194,996	5,754

* Take-Two Interactive Software Inc.	363,464	5,586
* FEI Co.	163,903	5,527
Littelfuse Inc.	95,908	5,476
* JDA Software Group Inc.	179,252	5,424
* Diodes Inc.	154,280	5,255
* Blue Coat Systems Inc.	184,903	5,207
* Cabot Microelectronics Corp.	98,619	5,153
Blackbaud Inc.	188,965	5,147
* Netgear Inc.	154,627	5,016
Cognex Corp.	175,062	4,946
* Benchmark Electronics Inc.	259,263	4,918
* Rofin-Sinar Technologies Inc.	121,277	4,790
* MicroStrategy Inc. Class A	34,903	4,694
Power Integrations Inc.	122,176	4,683
* Scansource Inc.	114,201	4,339
* Stratasys Inc.	89,621	4,212
* Netscout Systems Inc.	148,947	4,069
* DealerTrack Holdings Inc.	173,526	3,984
* Websense Inc.	172,660	3,966
* Tessera Technologies Inc.	216,885	3,960
* Harmonic Inc.	420,588	3,945
* Synaptics Inc.	144,113	3,894
* Ebix Inc.	163,392	3,864
* Brooks Automation Inc.	277,995	3,817
* Checkpoint Systems Inc.	168,907	3,797
* Synchronoss Technologies Inc.	106,710	3,708
* Bottomline Technologies Inc.	140,582	3,534
* DTS Inc.	73,686	3,436
* Insight Enterprises Inc.	196,338	3,344
* SYNNEX Corp.	101,848	3,334
* TTM Technologies Inc.	183,548	3,333
* DG FastChannel Inc.	101,971	3,286
* Sourcefire Inc.	119,001	3,274
* comScore Inc.	108,089	3,190
Comtech Telecommunications Corp.	116,824	3,175
* RightNow Technologies Inc.	101,182	3,167
* Ultratech Inc.	106,564	3,133
* Brightpoint Inc.	287,980	3,122
* Manhattan Associates Inc.	92,941	3,041
* Rogers Corp.	67,246	3,030
* OSI Systems Inc.	80,268	3,013
MTS Systems Corp.	65,238	2,972
* LogMeIn Inc.	70,025	2,952
* CSG Systems International Inc.	147,214	2,935
Micrel Inc.	212,546	2,865
Heartland Payment Systems Inc.	163,092	2,859
* Kulicke & Soffa Industries Inc.	303,491	2,838
Park Electrochemical Corp.	87,543	2,823
* Newport Corp.	157,112	2,801
* FARO Technologies Inc.	68,739	2,750
* Avid Technology Inc.	122,766	2,738
* Mercury Computer Systems Inc.	127,646	2,701
* Advanced Energy Industries Inc.	163,670	2,676
Black Box Corp.	75,126	2,641
* Cardtronics Inc.	128,049	2,606
* Volterra Semiconductor Corp.	103,877	2,579
* ATMI Inc.	134,218	2,534
* Radiant Systems Inc.	142,535	2,523

* Tyler Technologies Inc.	106,081	2,515
* Ceva Inc.	93,561	2,501
* Standard Microsystems Corp.	96,907	2,390
Forrester Research Inc.	62,011	2,374
* Tekelec	291,415	2,366
United Online Inc.	373,954	2,358
iGate Corp.	123,988	2,327
* TeleTech Holdings Inc.	118,058	2,288
* Intermec Inc.	203,989	2,201
* Interactive Intelligence Inc.	56,582	2,190
* Epicor Software Corp.	195,835	2,168
* Monolithic Power Systems Inc.	149,356	2,119
* Ciber Inc.	300,303	2,012
EPIQ Systems Inc.	132,407	1,901
Methode Electronics Inc.	156,779	1,894
* Electro Scientific Industries Inc.	101,777	1,767
* Super Micro Computer Inc.	107,797	1,729
* Oplink Communications Inc.	84,662	1,650
Daktronics Inc.	150,183	1,615
* Knot Inc.	133,518	1,609
Cohu Inc.	102,108	1,568
CTS Corp.	144,958	1,566
* Sigma Designs Inc.	116,971	1,515
* Perficient Inc.	125,423	1,506
* Rudolph Technologies Inc.	132,597	1,451
* Infospace Inc.	152,605	1,322
* Liquidity Services Inc.	73,898	1,320
* THQ Inc.	287,082	1,309
* Kopin Corp.	277,241	1,273
* EMS Technologies Inc.	64,582	1,269
* Supertex Inc.	55,009	1,226
* Smith Micro Software Inc.	129,337	1,211
* Intevac Inc.	96,139	1,195
* Exar Corp.	187,695	1,130
* Digi International Inc.	106,720	1,127
* Symmetricom Inc.	183,183	1,123
* Pericom Semiconductor Corp.	105,001	1,089
Bel Fuse Inc. Class B	49,304	1,085
Pulse Electronics Corp.	176,353	1,067
* Gerber Scientific Inc.	106,059	993
* Integral Systems Inc.	75,219	915
* Radisys Corp.	102,472	887
* NCI Inc. Class A	33,304	812
* DSP Group Inc.	98,623	759
* Novatel Wireless Inc.	134,107	732
Stamps.com Inc.	51,199	684
* PC-Tel Inc.	79,856	613
* Network Equipment Technologies Inc.	128,049	483
* Agilysys Inc.	81,537	468
* Tollgrade Communications Inc.	45,068	454
* LoJack Corp.	77,209	362
* Hutchinson Technology Inc.	100,070	282
* StarTek Inc.	52,259	263
		414,190
Materials (4.8%)
Eagle Materials Inc.	187,812	5,683
PolyOne Corp.	399,560	5,678

Texas Industries Inc.	118,286	5,350
* OM Group Inc.	131,020	4,788
Balchem Corp.	122,341	4,590
* Century Aluminum Co.	240,531	4,493
HB Fuller Co.	208,877	4,487
Buckeye Technologies Inc.	164,200	4,471
Arch Chemicals Inc.	106,644	4,435
* RTI International Metals Inc.	128,315	3,997
* Clearwater Paper Corp.	48,685	3,963
AMCOL International Corp.	107,901	3,882
* Calgon Carbon Corp.	238,958	3,795
Schweitzer-Mauduit International Inc.	73,432	3,716
* Materion Corp.	86,568	3,532
Koppers Holdings Inc.	79,783	3,407
* STR Holdings Inc.	175,411	3,364
A Schulman Inc.	133,409	3,298
Kaiser Aluminum Corp.	62,861	3,096
Deltic Timber Corp.	45,831	3,063
* KapStone Paper and Packaging Corp.	161,915	2,780
* LSB Industries Inc.	69,056	2,737
Stepan Co.	33,200	2,407
Quaker Chemical Corp.	48,679	1,956
Zep Inc.	92,484	1,610
Wausau Paper Corp.	208,768	1,595
* Headwaters Inc.	257,322	1,518
Myers Industries Inc.	149,244	1,482
Neenah Paper Inc.	62,833	1,381
* AM Castle & Co.	71,139	1,343
Olympic Steel Inc.	39,007	1,280
American Vanguard Corp.	87,814	762
		103,939
Telecommunication Services (0.6%)
NTELOS Holdings Corp.	126,447	2,328
* Cincinnati Bell Inc.	840,586	2,253
* Neutral Tandem Inc.	140,675	2,075
* General Communication Inc. Class A	164,945	1,805
* Cbeyond Inc.	130,506	1,523
Atlantic Tele-Network Inc.	38,516	1,432
USA Mobility Inc.	93,178	1,350
		12,766
Utilities (3.7%)
Piedmont Natural Gas Co. Inc.	307,743	9,340
Southwest Gas Corp.	194,487	7,579
New Jersey Resources Corp.	176,040	7,561
South Jersey Industries Inc.	127,019	7,109
UIL Holdings Corp.	214,457	6,545
Avista Corp.	243,456	5,631
Unisource Energy Corp.	155,286	5,611
* El Paso Electric Co.	181,130	5,506
Northwest Natural Gas Co.	113,183	5,221
Allete Inc.	132,362	5,158
NorthWestern Corp.	153,946	4,665
Laclede Group Inc.	95,125	3,624
CH Energy Group Inc.	66,656	3,369
American States Water Co.	79,018	2,834

Central Vermont Public Service Corp.		55,304	1,288
			81,041
Total Common Stocks (Cost $1,550,498)			2,182,299
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund (Cost $255)	0.208%	254,624	255

Total Investments (100.0%) (Cost $1,550,753)			2,182,554
Other Assets and Liabilities-Net (0.0%)			516
Net Assets (100%)			2,183,070

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At March 31, 2011, the cost of investment securities for tax purposes was $1,550,753,000. Net unrealized appreciation of investment securities for tax purposes was $631,801,000, consisting of unrealized gains of $683,006,000 on securities that had risen in value since their purchase and $51,205,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of March 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Australia (8.5%)
BHP Billiton Ltd.	2,338,491	112,242
Commonwealth Bank of Australia	1,077,140	58,362
Westpac Banking Corp.	2,078,444	52,296
Australia & New Zealand Banking Group Ltd.	1,799,492	44,295
National Australia Bank Ltd.	1,504,627	40,215
Rio Tinto Ltd.	311,419	27,295
Woolworths Ltd.	844,332	23,467
Wesfarmers Ltd.	713,065	23,428
Newcrest Mining Ltd.	514,965	21,214
Woodside Petroleum Ltd.	437,242	21,168
CSL Ltd.	399,092	14,739
QBE Insurance Group Ltd.	745,434	13,635
Origin Energy Ltd.	777,968	13,057
AMP Ltd.	2,098,459	11,799
Santos Ltd.	606,776	9,756
Macquarie Group Ltd.	253,285	9,574
Telstra Corp. Ltd.	3,177,894	9,270
Foster's Group Ltd.	1,387,955	8,207
Suncorp Group Ltd.	924,821	8,114
Brambles Ltd.	1,030,419	7,542
Orica Ltd.	266,844	7,286
Amcor Ltd.	919,047	6,709
Insurance Australia Group Ltd.	1,596,269	5,928
Incitec Pivot Ltd.	1,287,511	5,764
Fortescue Metals Group Ltd.	847,361	5,615
Transurban Group	972,741	5,408
Coca-Cola Amatil Ltd.	416,645	5,059
AGL Energy Ltd.	337,606	4,998
ASX Ltd.	137,556	4,894
WorleyParsons Ltd.	150,417	4,819
Alumina Ltd.	1,816,665	4,630
OZ Minerals Ltd.	2,539,954	4,194
Asciano Ltd.	2,306,253	4,149
TABCORP Holdings Ltd.	530,842	4,112
* QR National Ltd.	1,148,023	3,978
Lend Lease Group	424,142	3,977
Cochlear Ltd.	46,205	3,965
Sonic Healthcare Ltd.	295,575	3,663
Computershare Ltd.	360,903	3,458
Wesfarmers Ltd. Price Protected Shares	102,297	3,406
Leighton Holdings Ltd.	106,593	3,250
Toll Holdings Ltd.	514,836	3,158
BlueScope Steel Ltd.	1,512,312	3,089
Boral Ltd.	581,459	3,004
Crown Ltd.	328,599	2,768
Tatts Group Ltd.	1,122,612	2,715
Metcash Ltd.	624,952	2,687
Sims Metal Management Ltd.	136,196	2,460
Bendigo and Adelaide Bank Ltd.	238,109	2,347

* James Hardie Industries SE	367,254	2,313
OneSteel Ltd.	900,845	2,272
* Qantas Airways Ltd.	904,585	2,039
* Paladin Energy Ltd.	505,843	1,894
Fairfax Media Ltd.	1,398,730	1,866
Caltex Australia Ltd.	105,084	1,696
Ramsay Health Care Ltd.	85,093	1,681
Goodman Fielder Ltd.	1,300,488	1,655
CSR Ltd.	443,986	1,504
MacArthur Coal Ltd.	123,955	1,486
Harvey Norman Holdings Ltd.	472,464	1,465
SP AusNet	1,518,876	1,383
Billabong International Ltd.	127,462	994
Newcrest Mining Ltd. ADR	22,953	953
MAp Group	289,224	909
Sims Metal Management Ltd. ADR	3,072	56
		675,331
Austria (0.3%)
Erste Group Bank AG	137,671	6,952
OMV AG	113,219	5,118
Telekom Austria AG	252,852	3,701
Voestalpine AG	73,960	3,476
Verbund AG	60,819	2,701
Raiffeisen Bank International AG	38,261	2,126
Vienna Insurance Group AG Wiener Versicherung Gruppe	33,983	1,944
		26,018
Belgium (0.9%)
Anheuser-Busch InBev NV	512,352	29,211
Delhaize Group SA	74,030	6,031
Solvay SA Class A	44,097	5,228
* KBC Groep NV	122,804	4,621
Belgacom SA	115,084	4,458
Umicore SA	87,721	4,351
Ageas	1,505,253	4,280
Colruyt SA	58,680	3,090
UCB SA	78,922	2,996
Bekaert SA	25,673	2,925
* Dexia SA	535,028	2,082
Mobistar SA	22,947	1,590
		70,863
Denmark (1.1%)
Novo Nordisk A/S Class B	292,078	36,680
* Danske Bank A/S	433,372	9,580
AP Moller - Maersk A/S Class B	961	9,019
Carlsberg A/S Class B	77,149	8,296
* Vestas Wind Systems A/S	146,464	6,357
Novozymes A/S	29,480	4,504
AP Moller - Maersk A/S	357	3,274
DSV A/S	124,350	3,062
Coloplast A/S Class B	14,275	2,065
* Pandora A/S	36,954	1,875
* William Demant Holding A/S	20,089	1,737
Tryg A/S	20,514	1,205
		87,654
Finland (1.1%)
Nokia Oyj	2,595,365	22,098

Fortum Oyj	318,311	10,807
Sampo Oyj	303,464	9,664
UPM-Kymmene Oyj	341,024	7,210
Kone Oyj Class B	114,194	6,568
Wartsila Oyj	118,136	4,605
Stora Enso Oyj	378,351	4,504
Metso Oyj	79,713	4,277
Nokian Renkaat Oyj	80,306	3,414
Neste Oil Oyj	112,254	2,313
Kesko Oyj Class B	39,860	1,863
Outokumpu Oyj	100,104	1,733
Pohjola Bank plc	120,650	1,642
Elisa Oyj	71,792	1,581
Sanoma Oyj	63,480	1,435
Rautaruukki Oyj	58,459	1,400
Orion Oyj Class B	50,794	1,232
		86,346
France (10.2%)
Total SA	1,468,121	89,459
Sanofi-Aventis SA	733,894	51,428
BNP Paribas	664,386	48,570
GDF Suez	857,040	34,952
France Telecom SA	1,295,149	29,081
Schneider Electric SA	169,474	28,945
Societe Generale	441,045	28,648
LVMH Moet Hennessy Louis Vuitton SA	169,239	26,797
Danone	407,814	26,616
Air Liquide SA	197,219	26,228
AXA SA	1,184,523	24,750
Vivendi SA	866,668	24,724
ArcelorMittal	591,914	21,400
L'Oreal SA	166,783	19,432
Vinci SA	301,524	18,825
Carrefour SA	416,776	18,413
Cie de St-Gobain	271,638	16,612
Unibail-Rodamco SE	64,922	14,071
Pernod-Ricard SA	139,393	13,015
Credit Agricole SA	664,708	10,907
Cie Generale d'Optique Essilor International SA	143,832	10,672
Cie Generale des Etablissements Michelin Class B	124,626	10,512
* Alcatel-Lucent	1,648,525	9,505
Lafarge SA	143,416	8,939
Vallourec SA	78,535	8,800
Alstom SA	145,656	8,612
PPR	53,475	8,190
Bouygues SA	167,335	8,033
* European Aeronautic Defence and Space Co. NV	272,919	7,949
Technip SA	71,861	7,662
* Renault SA	137,954	7,623
Veolia Environnement SA	239,781	7,468
EDF SA	174,324	7,225
Cap Gemini SA	108,437	6,296
Christian Dior SA	43,497	6,128
STMicroelectronics NV	461,561	5,725
SES SA	215,504	5,549
Publicis Groupe SA	89,812	5,033
Sodexo	67,941	4,964

Accor SA	106,008	4,764
* Peugeot SA	111,507	4,399
Suez Environnement Co.	204,298	4,232
Legrand SA	100,502	4,181
Safran SA	114,527	4,050
* Cie Generale de Geophysique - Veritas	105,312	3,811
Casino Guichard Perrachon SA	39,995	3,786
Lagardere SCA	88,633	3,780
Groupe Eurotunnel SA	351,569	3,736
Dassault Systemes SA	44,998	3,461
* Natixis	558,016	3,151
Bureau Veritas SA	38,421	3,019
SCOR SE	110,557	3,014
Klepierre	72,713	2,951
* Edenred	97,491	2,941
Eutelsat Communications SA	73,490	2,932
Thales SA	65,164	2,600
CNP Assurances	118,753	2,520
ICADE	18,377	2,268
Gecina SA	15,924	2,196
Fonciere Des Regions	20,572	2,191
* Atos Origin SA	36,575	2,145
* Air France-KLM	112,528	1,876
Societe Television Francaise 1	90,938	1,667
Neopost SA	18,471	1,617
Aeroports de Paris	17,471	1,609
Imerys SA	21,874	1,604
Eramet	4,240	1,567
Iliad SA	12,947	1,551
Societe BIC SA	15,614	1,388
Eiffage SA	22,965	1,380
Metropole Television SA	52,124	1,362
* JCDecaux SA	38,449	1,290
PagesJaunes Groupe	108,121	1,082
BioMerieux	7,772	815
		808,694
Germany (8.6%)
Siemens AG	570,516	78,041
BASF SE	637,391	55,017
Bayer AG	579,272	44,757
* Daimler AG	631,734	44,514
Allianz SE	312,927	43,818
Deutsche Bank AG	651,530	38,201
E.ON AG	1,252,861	38,099
SAP AG	599,260	36,651
Deutsche Telekom AG	1,982,389	30,665
Muenchener Rueckversicherungs AG	131,667	20,699
Volkswagen AG Prior Pfd.	119,906	19,380
Bayerische Motoren Werke AG	231,186	19,194
Linde AG	118,069	18,641
RWE AG	292,539	18,565
Deutsche Post AG	591,621	10,633
Deutsche Boerse AG	139,252	10,542
ThyssenKrupp AG	239,951	9,767
MAN SE	75,967	9,452
Adidas AG	147,962	9,303
Fresenius Medical Care AG & Co. KGaA	137,912	9,252

Henkel AG & Co. KGaA Prior Pfd.	127,614	7,899
Infineon Technologies AG	760,645	7,760
K&S AG	97,985	7,389
Fresenius SE & Co. KGaA	75,245	6,943
HeidelbergCement AG	90,025	6,260
Metro AG	89,734	6,112
Henkel AG & Co. KGaA	94,865	4,953
Beiersdorf AG	73,071	4,460
* Commerzbank AG	567,761	4,408
Merck KGaA	46,874	4,228
Porsche Automobil Holding SE Prior Pfd.	64,834	4,222
Lanxess AG	53,538	4,013
GEA Group AG	114,170	3,756
Hochtief AG	32,423	3,482
* QIAGEN NV	172,697	3,447
Volkswagen AG	22,186	3,393
* Continental AG	36,728	3,301
* Deutsche Lufthansa AG	148,284	3,140
Salzgitter AG	32,945	2,594
Bayerische Motoren Werke AG Prior Pfd.	43,078	2,436
* Brenntag AG	21,856	2,423
Wacker Chemie AG	10,451	2,341
Fraport AG Frankfurt Airport Services Worldwide	31,332	2,291
Hannover Rueckversicherung AG	34,350	1,874
* Kabel Deutschland Holding AG	32,692	1,723
Celesio AG	62,687	1,531
* TUI AG	121,784	1,454
Suedzucker AG	52,060	1,450
RWE AG Prior Pfd.	22,605	1,370
Axel Springer AG	8,334	1,346
United Internet AG	72,469	1,302
Puma AG Rudolf Dassler Sport	4,423	1,295
ProSiebenSat.1 Media AG Prior Pfd.	42,998	1,255
* Porsche Automobil Holding SE Rights Exp. 04/12/2011	64,834	562
		681,604
Greece (0.3%)
National Bank of Greece SA ADR	2,514,785	4,451
Coca Cola Hellenic Bottling Co. SA	116,227	3,119
OPAP SA	141,344	3,019
Hellenic Telecommunications Organization SA ADR	443,360	2,425
National Bank of Greece SA	224,607	1,989
* Alpha Bank AE	308,469	1,979
Bank of Cyprus plc	537,047	1,943
* EFG Eurobank Ergasias SA	210,880	1,311
Public Power Corp. SA	72,430	1,257
Hellenic Telecommunications Organization SA	21,242	237
		21,730
Hong Kong (2.8%)
Hutchison Whampoa Ltd.	1,506,512	17,829
* AIA Group Ltd.	5,491,645	16,905
Cheung Kong Holdings Ltd.	998,500	16,275
Sun Hung Kai Properties Ltd.	1,012,064	16,027
Hong Kong Exchanges and Clearing Ltd.	717,700	15,573
CLP Holdings Ltd.	1,339,432	10,828
Li & Fung Ltd.	1,930,835	9,874
Hang Seng Bank Ltd.	519,743	8,398
Swire Pacific Ltd. Class A	570,088	8,350

BOC Hong Kong Holdings Ltd.	2,510,000	8,183
Wharf Holdings Ltd.	1,138,815	7,844
Hang Lung Properties Ltd.	1,753,810	7,692
Hong Kong & China Gas Co. Ltd.	3,116,776	7,478
Power Assets Holdings Ltd.	1,014,100	6,778
Henderson Land Development Co. Ltd.	820,006	5,682
Bank of East Asia Ltd.	1,146,663	4,866
Esprit Holdings Ltd.	851,528	3,904
Hang Lung Group Ltd.	583,000	3,613
* Sands China Ltd.	1,615,600	3,600
MTR Corp.	963,000	3,563
Sino Land Co. Ltd.	1,915,000	3,401
New World Development Ltd.	1,842,750	3,249
Wheelock & Co. Ltd.	827,000	3,104
Shangri-La Asia Ltd.	1,182,552	3,054
Kerry Properties Ltd.	584,000	2,921
Wynn Macau Ltd.	1,039,600	2,901
Hysan Development Co. Ltd.	547,000	2,250
Cathay Pacific Airways Ltd.	787,770	1,887
SJM Holdings Ltd.	1,042,000	1,823
ASM Pacific Technology Ltd.	122,900	1,543
Orient Overseas International Ltd.	139,300	1,458
Wing Hang Bank Ltd.	123,000	1,450
Yue Yuen Industrial Holdings Ltd.	448,000	1,425
Hopewell Holdings Ltd.	461,500	1,386
Cheung Kong Infrastructure Holdings Ltd.	280,000	1,323
* Foxconn International Holdings Ltd.	2,028,000	1,218
NWS Holdings Ltd.	763,500	1,168
Lifestyle International Holdings Ltd.	465,500	1,114
PCCW Ltd.	2,596,000	1,081
* Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	138,201	8
		221,026
Ireland (0.3%)
CRH plc	481,929	11,073
Kerry Group plc Class A	99,063	3,690
* Elan Corp. plc	401,080	2,754
Ryanair Holdings plc	282,408	1,339
* Governor & Co. of the Bank of Ireland	1,987,375	620
Ryanair Holdings plc ADR	3,000	83
* Anglo Irish Bank Corp. Ltd.	257,065	—
		19,559
Israel (0.8%)
Teva Pharmaceutical Industries Ltd.	647,193	32,509
Israel Chemicals Ltd.	331,665	5,460
* Bank Hapoalim BM	781,018	4,061
Bank Leumi Le-Israel BM	789,256	4,038
Bezeq The Israeli Telecommunication Corp. Ltd.	1,141,883	3,387
* Israel Corp. Ltd.	1,367	1,636
* NICE Systems Ltd.	38,786	1,431
Cellcom Israel Ltd. (Registered)	39,230	1,287
Elbit Systems Ltd.	21,366	1,190
* Israel Discount Bank Ltd. Class A	558,729	1,178
Delek Group Ltd.	3,477	941
* Makhteshim-Agan Industries Ltd.	174,001	919
Partner Communications Co. Ltd.	48,274	918
Mizrahi Tefahot Bank Ltd.	67,120	757
		59,712

Italy (2.9%)
ENI SPA	1,809,389	44,398
Enel SPA	4,580,291	28,855
UniCredit SPA	9,474,348	23,353
Assicurazioni Generali SPA	822,427	17,777
Intesa Sanpaolo SPA (Registered)	5,399,680	15,930
Telecom Italia SPA (Registered)	6,668,351	10,248
Saipem SPA	185,889	9,875
Tenaris SA	336,157	8,249
* Fiat Industrial SPA	543,107	7,797
Telecom Italia SPA (Bearer)	4,503,249	6,049
Fiat SPA	553,638	5,004
Snam Rete Gas SPA	863,188	4,849
Terna Rete Elettrica Nazionale SPA	990,154	4,736
Parmalat SPA	1,330,229	4,451
Atlantia SPA	174,821	4,003
Finmeccanica SPA	309,394	3,891
Unione di Banche Italiane SCPA	422,404	3,604
Mediobanca SPA	342,879	3,502
Banco Popolare SC	998,366	2,976
Mediaset SPA	462,545	2,936
* Enel Green Power SPA	988,865	2,744
Prysmian SPA	126,290	2,703
* Banca Monte dei Paschi di Siena SPA	1,790,819	2,232
Luxottica Group SPA	64,843	2,117
Exor SPA	56,430	1,733
Pirelli & C SPA	196,096	1,721
Intesa Sanpaolo SPA (Bearer)	620,595	1,637
* Autogrill SPA	100,407	1,412
Banca Carige SPA	541,913	1,281
A2A SPA	591,515	958
		231,021
Japan (20.3%)
Toyota Motor Corp.	1,919,618	76,179
Honda Motor Co. Ltd.	1,132,639	42,082
Mitsubishi UFJ Financial Group Inc.	8,848,544	40,771
Canon Inc.	786,933	33,846
Sumitomo Mitsui Financial Group Inc.	931,058	28,886
Mitsubishi Corp.	941,086	26,095
Takeda Pharmaceutical Co. Ltd.	524,194	24,457
Mizuho Financial Group Inc.	14,149,021	23,347
Softbank Corp.	563,200	22,440
Komatsu Ltd.	661,300	22,435
Sony Corp.	699,400	22,308
Mitsui & Co. Ltd.	1,206,100	21,594
FANUC Corp.	136,700	20,663
Panasonic Corp.	1,526,953	19,343
Nintendo Co. Ltd.	70,500	19,170
NTT DoCoMo Inc.	10,614	18,529
Hitachi Ltd.	3,130,758	16,297
Mitsubishi Electric Corp.	1,381,000	16,252
Nissan Motor Co. Ltd.	1,739,800	15,455
Nippon Telegraph & Telephone Corp.	334,100	14,923
Shin-Etsu Chemical Co. Ltd.	287,100	14,289
Mitsubishi Estate Co. Ltd.	832,935	14,076
Toshiba Corp.	2,781,000	13,598
Seven & I Holdings Co. Ltd.	532,020	13,552

Tokio Marine Holdings Inc.	500,900	13,374
East Japan Railway Co.	238,600	13,249
Nomura Holdings Inc.	2,500,877	12,927
KDDI Corp.	2,046	12,650
Kyocera Corp.	115,000	11,655
Astellas Pharma Inc.	314,714	11,655
Nippon Steel Corp.	3,626,970	11,603
Kansai Electric Power Co. Inc.	528,750	11,521
Japan Tobacco Inc.	3,171	11,464
Inpex Corp.	1,500	11,348
Sumitomo Corp.	788,900	11,274
ITOCHU Corp.	1,075,000	11,250
Denso Corp.	333,900	11,104
Murata Manufacturing Co. Ltd.	144,800	10,471
JX Holdings Inc.	1,544,050	10,374
Chubu Electric Power Co. Inc.	458,800	10,214
Mitsui Fudosan Co. Ltd.	611,000	10,044
FUJIFILM Holdings Corp.	322,300	9,990
Mitsubishi Heavy Industries Ltd.	2,174,000	9,989
Bridgestone Corp.	461,431	9,649
JFE Holdings Inc.	327,900	9,601
Kao Corp.	382,701	9,549
Daiichi Sankyo Co. Ltd.	476,063	9,191
Asahi Glass Co. Ltd.	723,035	9,097
Marubeni Corp.	1,212,000	8,710
Central Japan Railway Co.	1,079	8,553
MS&AD Insurance Group Holdings	368,533	8,410
Dai-ichi Life Insurance Co. Ltd.	5,475	8,257
Tokyo Gas Co. Ltd.	1,787,000	8,151
Kirin Holdings Co. Ltd.	613,000	8,045
Keyence Corp.	30,508	7,788
Kubota Corp.	827,000	7,782
Toray Industries Inc.	1,036,000	7,521
Fujitsu Ltd.	1,305,000	7,375
Sumitomo Electric Industries Ltd.	530,300	7,344
Sharp Corp.	719,000	7,133
Nidec Corp.	81,400	7,050
Secom Co. Ltd.	150,200	6,984
Hoya Corp.	304,800	6,956
Tokyo Electron Ltd.	121,500	6,699
Eisai Co. Ltd.	181,400	6,511
Sumitomo Metal Mining Co. Ltd.	376,000	6,464
SMC Corp.	38,600	6,353
Terumo Corp.	119,900	6,317
Nitto Denko Corp.	118,200	6,263
NKSJ Holdings Inc.	949,800	6,200
Resona Holdings Inc.	1,250,436	5,960
Asahi Kasei Corp.	877,000	5,907
Sumitomo Chemical Co. Ltd.	1,133,000	5,661
Daiwa Securities Group Inc.	1,226,000	5,631
Osaka Gas Co. Ltd.	1,410,000	5,625
Sumitomo Trust & Banking Co. Ltd.	1,033,000	5,620
Tokyo Electric Power Co. Inc.	997,870	5,562
Mitsubishi Chemical Holdings Corp.	882,500	5,559
Ricoh Co. Ltd.	469,000	5,522
Sumitomo Realty & Development Co. Ltd.	270,000	5,399
Ajinomoto Co. Inc.	510,000	5,306
Kyushu Electric Power Co. Inc.	271,200	5,303

Suzuki Motor Corp.	234,800	5,248
Tohoku Electric Power Co. Inc.	305,300	5,162
Daikin Industries Ltd.	170,500	5,100
TDK Corp.	85,100	5,033
Sumitomo Metal Industries Ltd.	2,250,000	5,030
Aeon Co. Ltd.	428,273	4,963
Dai Nippon Printing Co. Ltd.	400,800	4,881
West Japan Railway Co.	1,262	4,865
Aisin Seiki Co. Ltd.	139,600	4,853
Nikon Corp.	235,000	4,846
Fast Retailing Co. Ltd.	38,100	4,770
JS Group Corp.	182,812	4,741
Rohm Co. Ltd.	75,400	4,738
Rakuten Inc.	5,274	4,732
Mitsui OSK Lines Ltd.	817,000	4,711
Kobe Steel Ltd.	1,811,000	4,689
T&D Holdings Inc.	188,340	4,640
Kawasaki Heavy Industries Ltd.	1,049,000	4,620
Yamato Holdings Co. Ltd.	297,100	4,606
Olympus Corp.	160,100	4,458
Asahi Breweries Ltd.	266,100	4,424
Daiwa House Industry Co. Ltd.	352,000	4,306
Shiseido Co. Ltd.	246,900	4,277
Omron Corp.	148,300	4,175
Otsuka Holdings Co. Ltd.	168,700	4,168
Bank of Yokohama Ltd.	873,000	4,150
JGC Corp.	177,000	4,131
Odakyu Electric Railway Co. Ltd.	487,000	4,106
Yamada Denki Co. Ltd.	60,550	4,069
Nippon Yusen KK	1,033,000	4,041
Hankyu Hanshin Holdings Inc.	865,304	3,994
Daito Trust Construction Co. Ltd.	57,800	3,976
Yahoo Japan Corp.	11,055	3,948
Kintetsu Corp.	1,220,190	3,919
Makita Corp.	83,700	3,893
Shizuoka Bank Ltd.	470,000	3,889
Nippon Electric Glass Co. Ltd.	268,500	3,805
NEC Corp.	1,746,400	3,794
Sekisui House Ltd.	400,859	3,741
NGK Insulators Ltd.	208,000	3,717
Shionogi & Co. Ltd.	217,600	3,712
Chugoku Electric Power Co. Inc.	199,100	3,682
Toppan Printing Co. Ltd.	446,000	3,519
Tokyu Corp.	842,000	3,493
* Mitsubishi Motors Corp.	2,837,000	3,484
Kuraray Co. Ltd.	265,500	3,428
Isuzu Motors Ltd.	846,000	3,356
* Yamaha Motor Co. Ltd.	192,400	3,350
Chiba Bank Ltd.	578,000	3,240
Dentsu Inc.	124,800	3,226
Shikoku Electric Power Co. Inc.	116,500	3,171
Teijin Ltd.	699,000	3,127
Mitsubishi Tanabe Pharma Corp.	190,000	3,081
OJI Paper Co. Ltd.	642,000	3,049
Konica Minolta Holdings Inc.	361,000	3,034
Unicharm Corp.	82,300	2,996
Chugai Pharmaceutical Co. Ltd.	171,400	2,948
NTT Data Corp.	951	2,937

Ibiden Co. Ltd.	92,700	2,934
NSK Ltd.	332,000	2,864
TonenGeneral Sekiyu KK	230,000	2,841
JSR Corp.	141,100	2,830
Mitsubishi Materials Corp.	823,000	2,788
Keio Corp.	463,000	2,767
Electric Power Development Co. Ltd.	89,240	2,751
Hokkaido Electric Power Co. Inc.	140,700	2,733
Toyota Tsusho Corp.	165,393	2,727
Hirose Electric Co. Ltd.	25,300	2,724
Fuji Heavy Industries Ltd.	420,000	2,714
Sumitomo Heavy Industries Ltd.	414,000	2,697
Sega Sammy Holdings Inc.	155,188	2,691
Tobu Railway Co. Ltd.	658,000	2,688
Sumitomo Mitsui Trust Holdings Inc.	730,100	2,586
Sekisui Chemical Co. Ltd.	330,000	2,578
Oriental Land Co. Ltd.	32,200	2,559
Hokuriku Electric Power Co.	112,800	2,556
IHI Corp.	1,043,000	2,542
Keikyu Corp.	349,000	2,513
Nippon Express Co. Ltd.	644,000	2,470
THK Co. Ltd.	97,300	2,438
Mazda Motor Corp.	1,102,000	2,428
Isetan Mitsukoshi Holdings Ltd.	268,340	2,419
Nitori Holdings Co. Ltd.	27,400	2,406
Benesse Holdings Inc.	58,400	2,397
Kurita Water Industries Ltd.	80,400	2,377
Amada Co. Ltd.	281,000	2,347
Lawson Inc.	48,590	2,342
Shimizu Corp.	523,000	2,319
Hisamitsu Pharmaceutical Co. Inc.	57,000	2,298
Obayashi Corp.	517,000	2,293
Dena Co. Ltd.	63,200	2,287
Bank of Kyoto Ltd.	257,000	2,275
Mitsubishi Gas Chemical Co. Inc.	315,000	2,258
Brother Industries Ltd.	151,800	2,229
Santen Pharmaceutical Co. Ltd.	55,300	2,209
JTEKT Corp.	168,400	2,194
Mitsui Chemicals Inc.	617,000	2,190
Sony Financial Holdings Inc.	110,200	2,184
Shimano Inc.	43,000	2,152
Hachijuni Bank Ltd.	373,600	2,152
Advantest Corp.	117,900	2,123
Taisei Corp.	855,000	2,105
Trend Micro Inc.	77,600	2,067
Joyo Bank Ltd.	524,000	2,060
Furukawa Electric Co. Ltd.	509,000	2,057
Sankyo Co. Ltd.	40,100	2,054
Daihatsu Motor Co. Ltd.	140,000	2,041
Fukuoka Financial Group Inc.	487,800	2,028
SBI Holdings Inc.	16,120	2,027
Kyowa Hakko Kirin Co. Ltd.	216,000	2,027
Hiroshima Bank Ltd.	466,200	2,024
Kawasaki Kisen Kaisha Ltd.	543,000	2,006
Toyo Seikan Kaisha Ltd.	122,100	1,999
Japan Steel Works Ltd.	252,513	1,976
Hokuhoku Financial Group Inc.	1,011,100	1,971
Nippon Sheet Glass Co. Ltd.	677,000	1,954

Credit Saison Co. Ltd.	121,000	1,952
Stanley Electric Co. Ltd.	117,200	1,937
Nissin Foods Holdings Co. Ltd.	54,900	1,933
* Sumco Corp.	94,860	1,908
Ube Industries Ltd.	599,000	1,907
Kajima Corp.	681,000	1,904
TOTO Ltd.	234,000	1,880
Showa Denko KK	934,000	1,879
Gunma Bank Ltd.	354,000	1,877
Jupiter Telecommunications Co. Ltd.	1,857	1,826
Idemitsu Kosan Co. Ltd.	15,609	1,824
NTN Corp.	379,000	1,818
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,230	1,814
Namco Bandai Holdings Inc.	165,100	1,799
Tokyu Land Corp.	411,000	1,787
MEIJI Holdings Co. Ltd.	43,954	1,769
Sysmex Corp.	50,000	1,768
Nippon Paper Group Inc.	82,000	1,747
Yaskawa Electric Corp.	142,000	1,683
* Elpida Memory Inc.	129,189	1,661
Hamamatsu Photonics KK	41,800	1,657
Nishi-Nippon City Bank Ltd.	574,000	1,649
Suruga Bank Ltd.	185,000	1,643
NGK Spark Plug Co. Ltd.	120,000	1,640
Seiko Epson Corp.	100,700	1,616
Fuji Electric Co. Ltd.	505,000	1,595
Nippon Meat Packers Inc.	126,000	1,589
Mitsui Mining & Smelting Co. Ltd.	453,000	1,575
All Nippon Airways Co. Ltd.	526,317	1,570
Keisei Electric Railway Co. Ltd.	274,000	1,570
Yakult Honsha Co. Ltd.	60,900	1,558
Sojitz Corp.	782,500	1,556
GS Yuasa Corp.	233,000	1,551
Casio Computer Co. Ltd.	194,700	1,540
Yamaha Corp.	134,800	1,531
J Front Retailing Co. Ltd.	367,200	1,526
77 Bank Ltd.	299,000	1,506
Tsumura & Co.	47,600	1,495
Konami Corp.	80,800	1,493
Denki Kagaku Kogyo KK	302,000	1,491
FamilyMart Co. Ltd.	39,500	1,483
Mitsui Engineering & Shipbuilding Co. Ltd.	615,000	1,474
Rinnai Corp.	22,200	1,470
Hitachi Construction Machinery Co. Ltd.	58,400	1,462
Shimamura Co. Ltd.	16,600	1,461
Nabtesco Corp.	58,000	1,453
Dowa Holdings Co. Ltd.	232,600	1,448
Showa Shell Sekiyu KK	138,600	1,446
Takashimaya Co. Ltd.	221,860	1,418
NOK Corp.	79,500	1,414
Shimadzu Corp.	157,000	1,394
Aeon Mall Co. Ltd.	64,400	1,381
Sapporo Hokuyo Holdings Inc.	282,900	1,360
Nisshin Seifun Group Inc.	117,400	1,353
Yokogawa Electric Corp.	176,300	1,345
Taiyo Nippon Sanso Corp.	161,000	1,343
Toho Co. Ltd.	93,700	1,343
Sumitomo Rubber Industries Ltd.	130,800	1,332

Nisshin Steel Co. Ltd.	617,000	1,325
Miraca Holdings Inc.	34,600	1,324
USS Co. Ltd.	16,970	1,321
Nomura Research Institute Ltd.	59,700	1,319
Cosmo Oil Co. Ltd.	423,000	1,312
Mizuho Securities Co. Ltd.	486,000	1,293
Kaneka Corp.	185,000	1,292
Hitachi Metals Ltd.	102,000	1,286
UNY Co. Ltd.	138,500	1,285
Toho Gas Co. Ltd.	247,000	1,273
Ushio Inc.	64,800	1,267
Marui Group Co. Ltd.	195,800	1,266
Toyo Suisan Kaisha Ltd.	58,000	1,259
Kamigumi Co. Ltd.	146,000	1,246
Iyo Bank Ltd.	149,000	1,241
Hitachi Chemical Co. Ltd.	60,900	1,240
Koito Manufacturing Co. Ltd.	76,712	1,232
Citizen Holdings Co. Ltd.	213,500	1,230
Asics Corp.	91,596	1,227
Dainippon Sumitomo Pharma Co. Ltd.	128,500	1,196
Tokyo Tatemono Co. Ltd.	315,000	1,177
Nomura Real Estate Holdings Inc.	77,371	1,172
Chugoku Bank Ltd.	102,000	1,157
NHK Spring Co. Ltd.	116,000	1,149
Yamaguchi Financial Group Inc.	123,000	1,139
Minebea Co. Ltd.	201,000	1,109
Kansai Paint Co. Ltd.	126,000	1,092
Toyoda Gosei Co. Ltd.	50,700	1,059
Tosoh Corp.	287,000	1,032
Suzuken Co. Ltd.	39,160	1,032
Hakuhodo DY Holdings Inc.	19,210	1,013
Air Water Inc.	82,805	1,008
Shinsei Bank Ltd.	834,014	983
Aeon Credit Service Co. Ltd.	69,410	957
Tokuyama Corp.	179,000	956
Daicel Chemical Industries Ltd.	154,000	951
Mitsubishi Logistics Corp.	83,000	929
Oracle Corp. Japan	22,100	921
McDonald's Holdings Co. Japan Ltd.	38,000	919
Daido Steel Co. Ltd.	159,000	905
* Gree Inc.	53,600	898
Otsuka Corp.	13,560	873
Alfresa Holdings Corp.	22,400	860
Kikkoman Corp.	88,000	829
Nissan Chemical Industries Ltd.	79,000	818
Toyota Boshoku Corp.	56,200	809
ABC-Mart Inc.	22,200	808
Chiyoda Corp.	87,809	804
Yamazaki Baking Co. Ltd.	69,000	803
Aozora Bank Ltd.	346,000	782
Hitachi High-Technologies Corp.	38,651	770
MediPal Holdings Corp.	84,700	749
Yamato Kogyo Co. Ltd.	22,000	734
Obic Co. Ltd.	3,830	730
Mizuho Trust & Banking Co. Ltd.	802,000	724
Mabuchi Motor Co. Ltd.	14,900	710
Hino Motors Ltd.	145,000	710
Nisshinbo Holdings Inc.	71,000	689

Canon Marketing Japan Inc.	53,700	669
Kinden Corp.	72,000	657
Maruichi Steel Tube Ltd.	25,300	626
Tokyo Steel Manufacturing Co. Ltd.	53,300	622
Square Enix Holdings Co. Ltd.	35,600	618
Matsui Securities Co. Ltd.	113,600	618
Fuji Media Holdings Inc.	432	605
Mitsumi Electric Co. Ltd.	43,600	581
Coca-Cola West Co. Ltd.	30,000	571
Sapporo Holdings Ltd.	142,000	530
Senshu Ikeda Holdings Inc.	361,300	490
Ito En Ltd.	28,100	489
Itochu Techno-Solutions Corp.	14,900	482
Shinko Electric Industries Co. Ltd.	30,973	318
		1,606,533
Netherlands (2.7%)
Unilever NV	1,136,651	35,614
* ING Groep NV	2,683,215	34,060
Koninklijke Philips Electronics NV	688,847	22,066
Koninklijke KPN NV	1,111,116	18,947
ASML Holding NV	305,719	13,595
Akzo Nobel NV	166,196	11,436
Koninklijke Ahold NV	852,030	11,427
Heineken NV	181,968	9,937
* Aegon NV	1,172,992	8,783
TNT NV	273,780	7,030
Koninklijke DSM NV	113,520	6,980
Reed Elsevier NV	486,460	6,276
Wolters Kluwer NV	201,742	4,718
* Randstad Holding NV	84,012	4,677
Fugro NV	48,074	4,240
Heineken Holding NV	83,663	4,018
SBM Offshore NV	123,175	3,576
Corio NV	43,300	3,030
Koninklijke Vopak NV	48,152	2,318
Koninklijke Boskalis Westminster NV	41,075	2,172
Delta Lloyd NV	64,017	1,703
		216,603
New Zealand (0.1%)
Fletcher Building Ltd.	447,219	3,189
Telecom Corp. of New Zealand Ltd.	1,439,375	2,213
Sky City Entertainment Group Ltd.	527,340	1,359
Auckland International Airport Ltd.	568,589	960
Contact Energy Ltd.	198,348	881
		8,602
Norway (1.0%)
Statoil ASA	784,952	21,740
Telenor ASA	583,956	9,611
DnB NOR ASA	610,716	9,364
Seadrill Ltd.	202,042	7,305
Yara International ASA	136,852	6,932
Orkla ASA	571,724	5,538
Norsk Hydro ASA	661,655	5,424
Subsea 7 SA	201,767	5,092
Aker Solutions ASA	111,262	2,558

* Renewable Energy Corp. ASA	403,356	1,417
		74,981
Portugal (0.3%)
EDP - Energias de Portugal SA	1,391,708	5,418
Portugal Telecom SGPS SA	428,541	4,954
Galp Energia SGPS SA Class B	136,731	2,922
Jeronimo Martins SGPS SA	122,028	1,960
Banco Comercial Portugues SA	2,200,698	1,792
Banco Espirito Santo SA	413,108	1,688
* EDP Renovaveis SA	200,879	1,442
Cimpor Cimentos de Portugal SGPS SA	114,790	830
Brisa Auto-Estradas de Portugal SA	119,537	807
		21,813
Singapore (1.7%)
DBS Group Holdings Ltd.	1,250,123	14,514
Oversea-Chinese Banking Corp. Ltd.	1,834,300	13,940
Singapore Telecommunications Ltd.	5,738,290	13,740
United Overseas Bank Ltd.	870,504	12,979
Keppel Corp. Ltd.	877,276	8,558
* Genting Singapore plc	4,131,000	6,717
Wilmar International Ltd.	1,285,000	5,557
CapitaLand Ltd.	2,024,000	5,299
Singapore Airlines Ltd.	454,710	4,932
Singapore Exchange Ltd.	718,000	4,469
Noble Group Ltd.	2,548,890	4,323
Fraser and Neave Ltd.	812,650	3,875
Singapore Press Holdings Ltd.	1,229,250	3,840
City Developments Ltd.	399,000	3,645
* Hutchison Port Holdings Trust	3,463,251	3,429
Golden Agri-Resources Ltd.	5,593,831	3,059
Singapore Technologies Engineering Ltd.	1,015,906	2,626
Olam International Ltd.	1,174,200	2,607
SembCorp Industries Ltd.	596,660	2,467
SembCorp Marine Ltd.	503,600	2,335
ComfortDelGro Corp. Ltd.	1,843,000	2,278
Jardine Cycle & Carriage Ltd.	73,037	2,119
Keppel Land Ltd.	554,000	1,972
* Global Logistic Properties Ltd.	1,228,000	1,822
Yangzijiang Shipbuilding Holdings Ltd.	1,185,000	1,702
Cosco Corp. Singapore Ltd.	1,013,000	1,645
UOL Group Ltd.	372,750	1,403
* Neptune Orient Lines Ltd.	509,250	783
StarHub Ltd.	327,000	700
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	32
		137,367
Spain (3.6%)
Telefonica SA	2,848,280	71,449
Banco Santander SA	5,749,068	67,058
Banco Bilbao Vizcaya Argentaria SA	2,980,777	36,165
Iberdrola SA	2,646,019	23,009
Repsol YPF SA	513,965	17,616
Inditex SA	139,809	11,219
Abertis Infraestructuras SA	223,947	4,859
Red Electrica Corp. SA	81,453	4,636
Criteria Caixacorp SA	646,051	4,556
Gas Natural SDG SA	229,091	4,302
Ferrovial SA	335,255	4,203

ACS Actividades de Construccion y Servicios SA	87,587	4,107
Banco Popular Espanol SA	633,456	3,720
Banco de Sabadell SA	734,670	3,215
Iberdrola Renovables SA	685,677	2,959
Enagas SA	106,433	2,403
* Amadeus IT Holding SA	118,567	2,263
Acciona SA	20,468	2,223
Mapfre SA	512,892	1,932
Grifols SA	104,404	1,820
Acerinox SA	86,960	1,716
Bankinter SA	246,575	1,691
* Gestevision Telecinco SA	140,258	1,604
Indra Sistemas SA	77,463	1,554
* International Consolidated Airlines Group SA	368,124	1,355
Zardoya Otis SA	80,028	1,329
Fomento de Construcciones y Contratas SA	37,080	1,226
* International Consolidated Airlines Group SA	323,583	1,178
* Banco de Valencia SA	118,661	531
		285,898
Sweden (3.2%)
Telefonaktiebolaget LM Ericsson Class B	2,115,974	27,224
Hennes & Mauritz AB Class B	716,694	23,793
Nordea Bank AB	1,833,423	20,059
* Volvo AB Class B	968,869	17,031
TeliaSonera AB	1,644,759	14,215
Sandvik AB	734,211	13,856
Atlas Copco AB Class A	491,309	13,048
Svenska Handelsbanken AB Class A	362,941	11,904
SKF AB	298,741	8,688
Skandinaviska Enskilda Banken AB Class A	965,596	8,606
Swedbank AB Class A	488,883	8,360
Atlas Copco AB Class B	299,213	7,227
Svenska Cellulosa AB Class B	390,978	6,292
Assa Abloy AB Class B	212,559	6,108
Millicom International Cellular SA	60,738	5,809
Skanska AB Class B	271,747	5,721
Alfa Laval AB	263,108	5,715
Swedish Match AB	157,125	5,217
Scania AB Class B	216,050	5,008
Tele2 AB	215,312	4,973
Electrolux AB Class B	190,101	4,897
Getinge AB	168,734	4,160
Hexagon AB Class B	172,844	4,124
Kinnevik Investment AB Class B	174,291	4,060
Boliden AB	184,335	3,966
Ratos AB	91,231	3,604
Securitas AB Class B	283,106	3,368
Modern Times Group AB Class B	35,027	2,658
SSAB AB Class A	154,924	2,449
Husqvarna AB	275,381	2,360
Holmen AB	61,356	2,119
		256,619
Switzerland (7.8%)
Nestle SA	2,409,045	137,954
Novartis AG	1,474,708	79,857
Roche Holding AG	491,128	70,116
* UBS AG	2,548,787	45,853

ABB Ltd.	1,528,525	36,704
Credit Suisse Group AG	789,725	33,500
Zurich Financial Services AG	102,000	28,513
Syngenta AG	66,644	21,681
Cie Financiere Richemont SA	365,637	21,083
* Transocean Ltd.	222,768	17,398
Swiss Reinsurance Co. Ltd.	248,719	14,174
Holcim Ltd.	172,585	12,971
Swatch Group AG (Bearer)	22,053	9,731
Swisscom AG	16,959	7,565
Julius Baer Group Ltd.	147,796	6,399
SGS SA	3,478	6,185
Geberit AG	27,392	5,958
Synthes Inc.	40,362	5,451
Givaudan SA	5,337	5,367
Adecco SA	79,723	5,233
Kuehne & Nagel International AG	36,653	5,124
Schindler Holding AG (Bearer)	35,602	4,278
* Actelion Ltd.	73,093	4,203
Swiss Life Holding AG	23,754	3,919
Sika AG	1,342	3,225
Baloise Holding AG	32,458	3,211
* GAM Holding AG	166,295	3,155
Lonza Group AG	37,443	3,135
Sonova Holding AG	33,850	3,009
Lindt & Spruengli AG	84	2,728
Swatch Group AG (Registered)	33,910	2,689
Aryzta AG	50,907	2,600
* Logitech International SA	130,565	2,353
Lindt & Spruengli AG	683	1,971
Straumann Holding AG	7,091	1,820
Schindler Holding AG (Registered)	12,186	1,472
Aryzta AG	14,448	726
		621,311
United Kingdom (21.4%)
HSBC Holdings plc	12,318,150	127,236
Vodafone Group plc	36,348,180	103,586
BP plc	13,084,476	96,133
Royal Dutch Shell plc Class A	2,299,957	83,428
Rio Tinto plc	1,007,651	71,240
GlaxoSmithKline plc	3,623,529	69,046
Royal Dutch Shell plc Class B	1,876,793	68,154
BHP Billiton plc	1,531,198	60,622
BG Group plc	2,358,842	58,560
British American Tobacco plc	1,391,317	55,789
Anglo American plc	917,323	47,137
AstraZeneca plc	989,224	45,448
Standard Chartered plc	1,629,260	42,261
Barclays plc	8,001,923	35,929
Tesco plc	5,536,970	33,824
Xstrata plc	1,427,437	33,305
Diageo plc	1,746,448	33,197
Unilever plc	897,798	27,351
* Lloyds Banking Group plc	28,282,322	26,280
SABMiller plc	666,217	23,577
National Grid plc	2,426,363	23,082
Imperial Tobacco Group plc	712,561	21,987

Reckitt Benckiser Group plc	421,147	21,618
Prudential plc	1,770,263	20,048
Centrica plc	3,522,138	18,367
BT Group plc	5,482,086	16,290
Tullow Oil plc	625,170	14,507
Aviva plc	1,948,944	13,524
Scottish & Southern Energy plc	645,085	13,052
Rolls-Royce Group plc	1,313,317	13,022
BAE Systems plc	2,391,051	12,461
Shire plc	400,523	11,626
Compass Group plc	1,280,522	11,510
British Sky Broadcasting Group plc	818,647	10,844
WPP plc	870,631	10,730
Pearson plc	576,186	10,179
Experian plc	724,372	8,968
Old Mutual plc	3,946,708	8,598
* Royal Bank of Scotland Group plc	12,456,936	8,172
ARM Holdings plc	875,626	8,125
Legal & General Group plc	4,252,713	7,851
Reed Elsevier plc	875,184	7,576
* Cairn Energy plc	999,885	7,409
Smith & Nephew plc	635,427	7,160
Kingfisher plc	1,712,334	6,746
* Wolseley plc	199,036	6,700
Land Securities Group plc	561,872	6,604
WM Morrison Supermarkets plc	1,400,776	6,196
Royal Dutch Shell plc Class A	167,144	6,080
Marks & Spencer Group plc	1,086,063	5,863
Antofagasta plc	268,799	5,860
Smiths Group plc	280,109	5,821
British Land Co. plc	647,732	5,741
Burberry Group plc	304,185	5,729
Standard Life plc	1,663,868	5,513
International Power plc	1,086,947	5,369
Capita Group plc	443,302	5,284
Resolution Ltd.	1,097,558	5,205
Man Group plc	1,278,875	5,039
RSA Insurance Group plc	2,326,869	4,903
Carnival plc	123,312	4,851
J Sainsbury plc	896,256	4,815
Aggreko plc	187,270	4,730
United Utilities Group plc	497,257	4,715
* Randgold Resources Ltd.	58,344	4,714
AMEC plc	245,678	4,699
Johnson Matthey plc	153,312	4,571
Petrofac Ltd.	188,223	4,498
Sage Group plc	972,388	4,338
Severn Trent plc	180,198	4,221
Associated British Foods plc	257,812	4,102
Next plc	126,601	4,017
Hammerson plc	542,479	3,889
Intercontinental Hotels Group plc	187,859	3,850
Weir Group plc	136,708	3,793
* Autonomy Corp. plc	144,448	3,681
G4S plc	888,283	3,635
ICAP plc	425,883	3,604
Admiral Group plc	144,439	3,598
3i Group plc	722,550	3,464

* ITV plc	2,773,911	3,439
Rexam plc	586,607	3,420
Intertek Group plc	104,649	3,415
Invensys plc	598,358	3,312
Lonmin plc	114,906	3,137
Kazakhmys plc	137,923	3,080
Whitbread plc	115,614	3,058
Fresnillo plc	123,024	3,041
Vedanta Resources plc	79,049	3,013
Cobham plc	815,418	3,013
Segro plc	573,105	2,955
Bunzl plc	244,367	2,917
Serco Group plc	320,177	2,866
Inmarsat plc	284,494	2,753
Investec plc	358,166	2,740
Eurasian Natural Resources Corp. plc	173,772	2,608
Capital Shopping Centres Group plc	421,276	2,588
Schroders plc	88,041	2,453
Balfour Beatty plc	443,462	2,443
Babcock International Group plc	229,350	2,283
Thomas Cook Group plc	688,619	1,881
* Essar Energy plc	244,619	1,858
Home Retail Group plc	511,448	1,584
London Stock Exchange Group plc	115,600	1,544
Firstgroup plc	276,599	1,446
Cable & Wireless Worldwide plc	1,569,901	1,320
TUI Travel plc	319,242	1,161
		1,694,575
Total Investments (99.9%) (Cost $7,291,176)		7,913,860
Other Assets and Liabilities-Net (0.1%)		4,136
Net Assets (100%)		7,917,996

* Non-income-producing security.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,968	7,905,892	—
Total	7,968	7,905,892	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of (December 31, 2010)	75
Change in Unrealized Appreciation (Depreciation)	(75)
Balance as of (March 31, 2011)	—

D. At March 31, 2011, the cost of investment securities for tax purposes was $7,291,176,000. Net unrealized appreciation of investment securities for tax purposes was $622,684,000, consisting of unrealized gains of $1,156,994,000 on securities that had risen in value since their purchase and $534,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2011

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.